Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT3-0922
1.9901438.101
Common Stocks - 98.7%
	Shares	Value ($)
Australia - 10.4%
29Metals Ltd.	77,558	82,412
Abacus Property Group unit	109,298	225,780
Accent Group Ltd.	110,197	101,633
Adbri Ltd.	107,220	191,207
AGL Energy Ltd.	194,731	1,146,907
Alkane Resources Ltd. (a)	113,829	63,118
Allkem Ltd. (a)	169,695	1,368,827
ALS Ltd.	135,778	1,115,203
Altium Ltd.	35,028	773,517
Alumina Ltd.	730,441	793,430
AMP Ltd. (a)	918,432	703,345
Ansell Ltd.	37,779	693,610
APM Human Services International ltd.	82,155	190,991
Appen Ltd.	33,031	135,433
ARB Corp. Ltd.	21,981	516,158
Arena (REIT) unit	102,017	346,313
Atlas Arteria Ltd. unit	283,857	1,544,563
Aub Group Ltd.	26,197	359,314
Aussie Broadband Ltd. (a)	53,141	135,792
Austal Ltd.	93,628	175,886
Australian Agricultural Co. Ltd. (a)	62,113	80,555
Australian Clinical Labs Ltd.	20,399	75,731
Australian Ethical Investment Ltd.	25,002	114,785
Australian Strategic Materials Ltd. (a)	26,926	67,832
AVZ Minerals Ltd. (a)(b)	776,046	422,934
Bank of Queensland Ltd.	190,158	1,007,115
Bapcor Ltd.	100,136	469,503
Beach Energy Ltd.	471,466	607,588
Bega Cheese Ltd.	84,466	206,650
Bellevue Gold Ltd. (a)	292,695	174,084
Bendigo & Adelaide Bank Ltd.	165,779	1,202,998
Betmakers Technology Group Ltd. (a)	188,539	66,960
Blackmores Ltd.	4,832	263,859
Boral Ltd.	115,284	234,933
Boss Energy Ltd. (a)	96,044	154,610
BrainChip Holdings Ltd. (a)(c)	428,072	328,806
Breville Group Ltd.	28,798	425,753
Brickworks Ltd.	22,701	335,641
BWP Trust	141,981	427,839
Calix Ltd. (a)	38,639	172,099
Capricorn Metals Ltd. (a)	83,420	228,925
carsales.com Ltd.	98,483	1,435,706
Centuria Capital Group unit	142,238	209,236
Centuria Industrial REIT	167,520	373,761
Centuria Office REIT unit	115,401	151,213
Chalice Mining Ltd. (a)	94,154	322,541
Challenger Ltd.	170,485	842,155
Champion Iron Ltd.	99,246	338,616
Charter Hall Group unit	132,515	1,197,551
Charter Hall Long Wale REIT unit	180,213	578,009
Charter Hall Retail REIT	153,652	454,815
Charter Hall Social Infrastruc	97,349	258,603
City Chic Collective Ltd. (a)	63,992	104,711
Cleanaway Waste Management Ltd.	609,141	1,173,504
Clinuvel Pharmaceuticals Ltd.	11,807	156,454
Codan Ltd./Australia	29,347	179,813
Collins Foods Ltd.	33,133	241,517
Core Lithium Ltd. (a)(c)	430,090	356,527
Corporate Travel Management Ltd. (a)	35,608	474,851
Costa Group Holdings Ltd.	136,342	247,177
Credit Corp. Group Ltd.	19,928	338,792
Cromwell Property Group unit	421,117	248,947
CSR Ltd.	143,704	461,190
Data#3 Ltd.	43,923	191,305
De Grey Mining Ltd. (a)	357,043	225,163
Deterra Royalties Ltd.	124,782	380,860
Dexus Industria (REIT)	66,187	139,852
DGL Group Ltd. (a)	32,203	56,498
Dicker Data Ltd.	18,189	144,101
Domain Holdings Australia Ltd.	75,455	188,915
Downer EDI Ltd.	202,002	786,425
Eagers Automotive Ltd.	45,364	401,038
Eclipx Group Ltd. (a)	84,490	156,453
Elders Ltd.	46,237	367,409
EML Payments Ltd. (a)	103,108	76,604
Event Hospitality & Entertainment Ltd. (a)	33,172	331,800
Firefinch Ltd. (a)(b)	325,521	45,488
Flight Centre Travel Group Ltd. (a)(c)	47,330	575,591
G8 Education Ltd.	228,142	170,320
GDI Property Group unit	145,446	100,001
Genworth Mortgage Insurance Ltd.	122,415	242,565
Gold Road Resources Ltd.	258,410	252,587
GrainCorp Ltd.	67,753	409,007
Grange Resources Ltd.	155,590	123,026
Growthpoint Properties Australia Ltd.	78,713	209,187
GUD Holdings Ltd.	42,020	259,968
GWA Group Ltd.	62,985	91,860
Hansen Technologies Ltd.	48,083	192,703
Harvey Norman Holdings Ltd.	165,809	483,854
Healius Ltd.	184,160	501,769
Home Consortium Ltd.	30,647	115,410
HomeCo Daily Needs (REIT) unit	422,779	410,416
HUB24 Ltd.	22,399	386,950
IGO Ltd.	195,240	1,529,869
Iluka Resources Ltd.	125,367	850,869
Imdex Ltd.	104,015	132,431
Imugene Ltd. (a)	1,482,806	258,117
Incitec Pivot Ltd.	574,902	1,464,761
Ingenia Communities Group unit	107,196	351,496
Inghams Group Ltd.	110,874	229,877
Insignia Financial Ltd.	181,838	395,611
Integral Diagnostics Ltd.	58,013	125,766
Invocare Ltd.	40,397	313,384
ioneer Ltd. (a)	428,389	169,970
IPH Ltd.	61,023	376,712
Iress Ltd.	53,223	426,797
JB Hi-Fi Ltd.	33,993	1,006,547
Jervois Global Ltd. (a)	386,482	108,979
Johns Lyng Group Ltd.	50,463	268,274
Judo Capital Holdings Ltd.	164,520	152,000
Jumbo Interactive Ltd.	15,756	159,676
Karoon Energy Ltd. (a)	162,992	215,366
Kelsian Group Ltd.	38,206	164,550
Kogan.Com Ltd. (a)(c)	24,793	80,250
Lake Resources NL (c)	340,007	196,195
Leo Lithium Ltd.	247,737	75,672
Lifestyle Communities Ltd.	28,041	334,055
Link Administration Holdings Ltd.	151,585	467,354
Liontown Resources Ltd. (a)	485,102	455,683
Lovisa Holdings Ltd.	17,658	221,822
Lynas Rare Earths Ltd. (a)	262,345	1,613,249
MA Financial Group Ltd.	27,949	121,088
Maas Group Holdings Ltd.	26,313	76,870
Magellan Financial Group Ltd.	41,030	421,553
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	3,260
Mayne Pharma Group Ltd. (a)	444,232	106,004
McMillan Shakespeare Ltd.	20,623	177,826
Megaport Ltd. (a)	44,799	307,587
Mesoblast Ltd. (a)(c)	174,460	114,486
Metcash Ltd.	286,605	835,436
Mincor Resources NL (a)	108,752	147,500
Monadelphous Group Ltd.	26,358	191,351
Mount Gibson Iron Ltd.	176,246	64,990
Nanosonics Ltd. (a)	76,450	254,346
National Storage REIT unit	315,994	552,552
Nearmap Ltd. (a)	141,709	138,775
Neometals Ltd. (a)	136,685	107,660
Netwealth Group Ltd.	35,810	325,331
New Hope Corp. Ltd. (c)	147,414	456,701
NEXTDC Ltd. (a)	135,212	1,125,579
NIB Holdings Ltd.	135,469	692,797
Nick Scali Ltd.	19,111	129,755
Nickel Industries Ltd.	307,895	236,454
Nine Entertainment Co. Holdings Ltd.	428,721	625,491
Novonix Ltd. (a)(c)	87,175	176,251
NRW Holdings Ltd.	129,533	177,328
Nufarm Ltd.	112,244	408,777
Objective Corp. Ltd.	6,899	74,083
Omni Bridgeway Ltd. (a)	76,198	221,088
oOh!media Ltd.	141,609	124,594
Orora Ltd.	258,009	645,833
OZ Minerals Ltd.	95,078	1,269,790
Pact Group Holdings Ltd.	55,834	79,423
Paladin Energy Ltd. (Australia) (a)	784,065	410,082
Pendal Group Ltd.	101,396	343,400
Pepper Money Ltd.	51,004	58,553
Perenti Global Ltd.	188,851	76,186
Perpetual Trustees Australia Ltd.	16,691	356,254
Perseus Mining Ltd. (Australia)	381,174	452,386
PEXA Group Ltd.	29,098	297,440
Pilbara Minerals Ltd. (a)	704,338	1,388,765
Pinnacle Investment Management Group Ltd.	35,762	253,937
Platinum Asset Management Ltd.	157,375	202,066
PointsBet Holdings Ltd.	59,884	135,710
PointsBet Holdings Ltd. warrants 7/8/24 (a)(b)	2,964	0
PolyNovo Ltd. (a)	174,564	201,732
Premier Investments Ltd.	25,793	383,636
Pro Medicus Ltd.	13,846	485,010
PWR Holdings Ltd.	22,160	130,228
Qube Holdings Ltd.	539,666	1,049,722
Ramelius Resources Ltd.	259,166	196,363
Red 5 Ltd. (a)	633,717	117,540
Regis Resources Ltd.	221,660	274,628
Reliance Worldwide Corp. Ltd.	233,794	730,458
Rural Funds Group unit	113,104	217,903
Sandfire Resources NL	121,131	390,908
Sayona Mining Ltd. (a)	1,663,386	232,224
Select Harvests Ltd.	35,797	115,680
Seven Group Holdings Ltd.	48,376	599,371
Seven West Media Ltd. (a)	277,459	92,731
SG Fleet Group Ltd.	34,144	62,725
Shopping Centres Australasia Property Group unit	329,726	688,130
Sierra Rutile Holdings Ltd. (a)	125,367	28,170
Sigma Healthcare Ltd.	308,488	133,989
Silver Lake Resources Ltd. (a)	273,309	276,344
Sims Ltd.	49,745	517,298
SiteMinder Ltd.	64,968	194,003
Smartgroup Corp. Ltd.	37,074	179,621
Southern Cross Media Group Ltd.	76,842	64,510
St Barbara Ltd.	242,893	191,512
Steadfast Group Ltd.	289,028	1,083,578
Super Retail Group Ltd.	46,450	324,258
Syrah Resources Ltd. (a)	189,961	197,925
Tabcorp Holdings Ltd.	657,722	458,813
Tassal Group Ltd.	63,968	220,290
Technology One Ltd.	86,053	714,005
Telix Pharmaceuticals Ltd. (a)	64,658	337,723
Temple & Webster Group Ltd. (a)	26,009	96,684
The Star Entertainment Group Ltd. (a)	267,636	579,874
Tyro Payments Ltd. (a)	118,602	69,399
United Malt Group Ltd.	76,134	196,618
Uniti Group Ltd.	183,166	626,453
Ventia Services Group Pty Ltd.	75,732	141,929
Viva Energy Group Ltd. (d)	251,852	473,122
Vulcan Energy Resources Ltd. (a)(c)	25,259	139,487
Waypoint (REIT) unit	212,184	390,863
Webjet Ltd.	112,392	409,512
West African Resources Ltd. (a)	284,675	265,027
Westgold Resources Ltd.	140,473	128,204
Whitehaven Coal Ltd.	274,902	1,210,360
WorleyParsons Ltd.	92,868	937,251
Zip Co. Ltd. (a)(c)	163,761	132,317
TOTAL AUSTRALIA		79,094,251
Austria - 0.9%
Agrana Beteiligungs AG	3,755	62,172
Andritz AG	20,054	933,397
AT&S Austria Technologie & Systemtechnik AG	7,547	374,872
BAWAG Group AG (d)	24,998	1,148,181
CA Immobilien Anlagen AG	12,669	412,405
DO & CO Restaurants & Catering AG (a)	2,035	169,302
EVN AG	10,732	252,279
FACC AG (a)	6,183	46,826
Kontron AG (c)	12,832	190,167
Lenzing AG	3,968	318,762
Oesterreichische Post AG (c)	10,123	291,246
Palfinger AG	4,577	113,440
PORR AG	5,396	66,842
Raiffeisen International Bank-Holding AG	43,023	517,546
S IMMO AG	11,010	256,563
Schoeller-Bleckmann Oilfield Equipment AG	3,112	177,479
Semperit AG Holding	3,003	60,770
Strabag SE	4,590	189,759
Telekom Austria AG	49,671	307,136
UNIQA Insurance Group AG	36,941	251,830
Vienna Insurance Group AG	11,477	262,754
Wienerberger AG	33,393	765,862
TOTAL AUSTRIA		7,169,590
Bailiwick of Guernsey - 0.2%
Balanced Commercial Property Trust Ltd.	218,632	318,968
Burford Capital Ltd.	54,941	589,117
Picton Property Income Ltd.	159,544	179,526
Regional REIT Ltd. (d)	122,595	110,181
Sirius Real Estate Ltd.	346,240	402,677
UK Commercial Property REIT Ltd.	233,023	217,940
TOTAL BAILIWICK OF GUERNSEY		1,818,409
Bailiwick of Jersey - 0.6%
Boohoo.Com PLC (a)	302,437	247,061
Breedon Group PLC	448,060	387,410
Centamin PLC	340,625	344,710
Genel Energy PLC	44,579	78,718
IWG PLC (a)	223,636	524,534
JTC PLC (d)	39,087	354,145
Man Group PLC	403,995	1,339,183
Petrofac Ltd. (a)	131,925	185,078
Sanne Group PLC (a)	45,607	510,970
TP ICAP Group PLC	232,198	336,497
Yellow Cake PLC (a)(d)	52,151	237,271
TOTAL BAILIWICK OF JERSEY		4,545,577
Belgium - 1.4%
Ackermans & Van Haaren SA	6,893	1,011,661
Aedifica SA	10,711	1,110,044
Agfa-Gevaert NV (a)	40,599	146,475
Barco NV	20,262	528,902
Bekaert SA	10,696	377,586
Bpost SA (c)	29,756	185,818
Cofinimmo SA	8,878	996,299
Colruyt NV	15,984	441,574
Compagnie D'entreprises CFE SA (a)	2,268	22,067
Dredging Environmental & Marine Engineering SA (a)	2,268	262,213
Econocom Group SA	29,594	100,419
Euronav NV	52,035	707,326
Fagron NV	20,646	314,409
Galapagos NV (a)	13,573	688,614
Gimv NV	6,204	334,794
Immobel SA	1,364	81,693
Intervest Offices & Warehouses NV	6,255	177,084
Ion Beam Applications SA	6,298	109,942
KBC Ancora	10,488	366,170
Kinepolis Group NV (a)	4,080	200,158
Melexis NV	5,972	509,963
Mithra Pharmaceuticals SA (a)(c)	6,868	46,328
Montea SICAFI SCA	3,214	324,874
Ontex Group NV (a)	19,454	126,953
Orange Belgium (a)	4,453	85,562
Recticel SA	12,550	191,888
Retail Estates NV	2,951	207,807
Telenet Group Holding NV	13,556	216,275
Tessenderlo Group (a)	5,767	180,361
Van de Velde	1,806	67,649
VGP NV	2,905	508,896
Xior Student Housing NV (a)	6,779	296,192
TOTAL BELGIUM		10,925,996
Bermuda - 1.1%
Borr Drilling Ltd. (a)	40,433	146,503
BW Energy Ltd. (a)	28,020	79,493
BW LPG Ltd. (d)	25,329	208,343
BW Offshore Ltd.	27,445	76,726
Cafe de Coral Holdings Ltd.	102,000	155,666
Chinese Estates Holdings Ltd. (a)	49,000	13,483
Chow Sang Sang Holdings International Ltd.	111,000	114,678
FLEX LNG Ltd.	8,733	275,586
Frontline Ltd. (a)(c)	35,916	341,319
Golden Ocean Group Ltd.	38,577	421,090
Gulf Keystone Petroleum Ltd.	63,812	183,785
Hafnia Ltd.	34,175	121,459
Haitong International Securities Group Ltd.	619,700	74,207
Hiscox Ltd.	102,465	1,113,803
Johnson Electric Holdings Ltd.	108,000	138,132
K Wah International Holdings Ltd.	324,000	120,521
Kerry Logistics Network Ltd.	106,000	213,083
Kerry Properties Ltd.	171,500	412,479
Lancashire Holdings Ltd.	71,708	388,775
Luk Fook Holdings International Ltd.	105,000	256,284
Man Wah Holdings Ltd.	522,800	409,587
NWS Holdings Ltd.	461,000	456,895
Odfjell Drilling Ltd. (a)	27,405	65,499
Pacific Basin Shipping Ltd.	1,424,000	678,449
PAX Global Technology Ltd.	212,000	198,499
Realord Group Holdings Ltd. (a)	128,000	160,614
Shangri-La Asia Ltd. (a)	320,000	261,303
SmarTone Telecommunications Holdings Ltd.	98,000	51,185
Stolt-Nielsen SA	5,151	109,787
Theme International Holdings Ltd. (a)	1,380,000	181,072
United Energy Group Ltd.	2,318,000	265,761
Vtech Holdings Ltd.	47,100	321,304
Yue Yuen Industrial (Holdings) Ltd.	237,000	315,199
TOTAL BERMUDA		8,330,569
British Virgin Islands - 0.1%
E-Commodities Holdings Ltd.	378,000	86,195
First Pacific Co. Ltd.	690,000	275,125
TOTAL BRITISH VIRGIN ISLANDS		361,320
Cayman Islands - 0.7%
Apollo Future Mobility Group Ltd. (a)	1,016,000	40,770
ASM Pacific Technology Ltd.	91,800	730,901
C-Mer Eye Care Holdings Ltd. (a)	162,000	82,549
Citychamp Watch & Jewel Gr Ltd. (a)	394,000	59,728
CK Life Sciences International Holding, Inc.	838,000	85,402
Comba Telecom Systems Holdings Ltd. (a)	582,000	105,280
Cowell e Holdings, Inc. (a)	85,000	149,212
Crystal International Group Ltd. (d)	183,000	57,815
EC Healthcare	140,000	120,205
Far East Consortium International Ltd.	323,070	104,125
Fosun Tourism Group (a)(d)	74,000	105,581
Health & Happiness H&H International Holdings Ltd.	68,000	81,688
HKBN Ltd.	250,500	278,266
Hutchison Telecommunications Hong Kong Holdings Ltd.	432,000	78,146
IGG, Inc.	226,000	90,689
Lifestyle International Holdings Ltd. (a)	128,500	44,198
LK Technology Holdings Ltd.	162,500	283,188
MECOM Power & Construction Ltd.	320,500	93,089
Melco Crown Entertainment Ltd. sponsored ADR (a)	62,785	323,343
MGM China Holdings Ltd. (a)	278,000	149,095
OCI International Holdings Ltd. (a)	152,000	67,772
Pacific Textile Holdings Ltd.	273,000	108,506
Perfect Shape (PRC) Holdings Ltd.	106,000	49,827
Sa Sa International Holdings Ltd. (a)	312,000	51,669
Sapiens International Corp. NV	9,812	252,867
Stella International Holdings Ltd.	154,000	150,078
Sunevision Holdings Ltd.	210,000	137,237
Texhong Textile Group Ltd.	82,000	76,256
The United Laboratories International Holdings Ltd.	290,000	152,945
Value Partners Group Ltd.	275,000	91,434
Vesync Co. Ltd.	65,000	41,650
Viva China Holdings Ltd.	1,136,000	163,528
Vobile Group Ltd. (a)	442,000	225,789
VSTECS Holdings Ltd.	198,000	151,340
Wynn Macau Ltd. (a)	465,600	306,054
TOTAL CAYMAN ISLANDS		5,090,222
Cyprus - 0.0%
Atalaya Mining PLC	33,495	114,213
Denmark - 1.9%
ALK-Abello A/S (a)	38,908	774,570
Alm. Brand A/S	249,881	374,979
Ambu A/S Series B	49,564	561,266
Bavarian Nordic A/S (a)	20,826	1,028,490
Better Collective A/S (a)	9,024	142,612
cBrain A/S	3,198	91,326
Chemometec A/S	4,882	580,792
D/S Norden A/S	6,902	299,823
DFDS A/S	10,390	370,603
FLSmidth & Co. A/S	15,311	418,322
H Lundbeck A/S	82,256	406,559
H Lundbeck A/S Class A (a)	20,564	98,040
ISS A/S (a)	46,671	810,892
Jyske Bank A/S (Reg.) (a)	15,302	797,706
Matas A/S	10,790	115,624
Netcompany Group A/S (a)(d)	11,826	659,201
Nilfisk Holding A/S (a)	3,528	83,119
NKT A/S (a)	12,072	615,567
NTG Nordic Transport Group A/S (a)	2,317	101,796
Per Aarsleff Holding A/S	5,406	166,256
Ringkjoebing Landbobank A/S	8,159	914,073
Royal Unibrew A/S	14,439	1,227,501
Scandinavian Tobacco Group A/S (d)	17,249	329,653
Schouw & Co.	3,736	277,497
SimCorp A/S	11,966	888,792
Solar Holding A/S	1,628	152,438
Spar Nord Bank A/S	25,303	289,034
Sydbank A/S	17,642	540,625
The Drilling Co. of 1972 A/S (a)	6,107	289,771
Topdanmark A/S	13,297	648,091
Trifork Holding AG	2,615	70,584
Zealand Pharma A/S (a)	10,415	187,320
TOTAL DENMARK		14,312,922
Faroe Islands - 0.1%
Bakkafrost	14,868	1,032,981
Finland - 1.5%
Aktia Bank Oyj (A Shares)	16,170	154,854
Anora Group Oyj	11,413	96,817
Cargotec Corp. (B Shares)	11,386	400,548
Caverion Oyj	28,522	141,965
Citycon Oyj	24,991	177,517
F-Secure Corp. (a)	30,885	95,803
Finnair Oyj (a)(c)	187,718	76,973
Harvia Oyj	4,731	100,478
Huhtamaki Oyj	28,655	1,113,193
Kamux Corp.	9,489	78,022
Kemira Oyj	32,531	412,279
Kempower OYJ (c)	4,828	67,760
Kojamo OYJ	40,281	717,991
Konecranes Oyj	17,565	468,555
Marimekko Oyj	7,798	107,913
Metsa Board OYJ (B Shares)	52,678	467,866
Metso Outotec Oyj	194,825	1,598,543
Musti Group OYJ	9,486	196,036
Nokian Tyres PLC	38,274	450,052
Oriola-KD Oyj	30,130	61,158
Outokumpu Oyj (A Shares) (c)	108,204	472,882
Puuilo Oyj	15,537	78,826
Qt Group Oyj (a)	4,829	387,238
Remedy Entertainment Oyj (c)	2,475	66,654
Revenio Group Oyj	7,058	361,763
Rovio Entertainment OYJ (d)	12,072	81,679
Sanoma Corp.	21,598	304,624
Spinnova Oyj (a)(c)	4,861	37,137
Talenom OYJ (c)	8,927	102,005
TietoEVRY Oyj	26,410	715,297
Tokmanni Group Corp.	14,967	196,108
Uponor Oyj	16,416	246,301
Valmet Corp.	48,782	1,350,145
Withsecure Oyj (a)	30,885	56,061
YIT OYJ	40,694	138,000
TOTAL FINLAND		11,579,043
France - 3.3%
AB Science SA (a)(c)	7,464	57,024
ABC Arbitrage SA	10,526	75,307
Air France KLM (Reg.) (a)	288,662	398,018
Akwel	2,255	40,609
Albioma SA	7,661	390,400
ALD SA (d)	30,138	356,077
Altarea SCA	1,209	178,923
ALTEN	8,049	1,082,605
Antin Infrastructure Partners SA	10,400	312,289
Aramis Group SAS (a)(c)(d)	6,616	26,966
Atos SE (a)	29,525	362,112
Aubay	2,190	116,167
Believe SA (a)	5,489	50,602
Beneteau SA	10,905	124,829
BIC SA	7,336	413,876
Boiron SA	1,347	62,984
Bonduelle SCA	3,810	51,167
Carmila SA	17,376	274,556
Casino Guichard Perrachon SA (a)(c)	12,934	152,285
CGG SA (a)	212,437	188,592
Chargeurs SA	5,023	85,785
Coface SA	31,389	327,548
Compagnie des Alpes (a)	5,883	103,058
Compagnie Plastic Omnium SA	17,529	326,242
Derichebourg	28,598	181,217
Elior SA (a)(d)	38,282	123,795
Elis SA	55,486	825,690
Equasens	1,388	120,581
Eramet SA	2,763	290,582
Esker SA	1,583	236,700
Etablissements Maurel & Prom	17,622	92,754
Euroapi SASU (a)	15,481	261,164
Eutelsat Communications (c)	51,629	392,062
Faurecia SA (a)(c)	45,986	824,615
Fnac Darty SA	4,812	192,396
Gaztransport et Technigaz SA	7,687	1,056,699
Groupe Guillin SA	2,402	51,554
ICADE	10,142	506,465
ID Logistics Group (a)	766	247,393
Imerys SA	10,134	341,589
Interparfums SA	5,641	282,216
Ipsos SA	11,841	605,105
JCDecaux SA (a)	19,040	306,103
Kaufman & Broad SA	3,758	104,087
Korian SA	22,047	325,153
LISI	5,742	134,978
LNA Sante SA	1,520	52,043
Maisons du Monde SA (d)	8,668	92,312
Manitou BF SA	2,882	54,787
McPhy Energy SA (a)(c)	6,238	95,569
Mercialys SA	22,378	197,838
Mersen SA	5,256	184,256
Metropole Television SA	7,708	101,311
Neoen SA (d)	14,289	626,077
Nexans SA	7,131	682,179
Nexity	11,706	286,660
Orpea (c)	16,208	402,208
Peugeot Invest	1,478	149,699
Quadient SA	10,341	200,706
Rexel SA	71,061	1,257,915
Rubis SCA	27,416	666,608
SCOR SE	45,770	802,030
SES-imagotag SA (a)	1,418	137,391
SMCP S.A.S. (a)(d)	12,642	68,480
Soitec SA (a)	7,659	1,217,627
Somfy SA	2,206	278,223
Sopra Steria Group	4,287	710,684
SPIE SA	38,841	928,920
Technicolor SA (a)	59,723	190,933
Television Francaise 1 SA	12,603	86,495
Trigano SA	2,598	252,783
Vallourec SA (a)	26,990	248,432
Valneva SE (a)(c)	25,098	247,536
Verallia SA (d)	21,985	560,845
Vicat SA	5,351	139,186
Vilmorin & Cie	1,692	69,951
Virbac SA	1,250	459,923
Voltalia SA (a)	8,537	180,612
Waga Energy SA	1,518	54,146
Wavestone	2,388	124,473
X-Fab Silicon Foundries SE (a)(d)	17,335	115,073
TOTAL FRANCE		24,984,830
Germany - 4.1%
1&1 AG	13,330	230,653
Aareal Bank AG (a)	19,212	624,413
About You Holding AG (a)(c)	11,333	102,045
Adesso AG	948	163,745
Aixtron AG	33,524	861,034
Amadeus Fire AG	1,677	186,824
ATOSS Software AG	1,185	186,029
AURELIUS AG	8,488	201,784
Aurubis AG	9,316	668,594
Auto1 Group SE (a)(d)	25,694	220,326
Basler AG (c)	3,309	125,809
BayWa AG	4,132	177,371
Befesa SA (d)	11,826	546,080
Bertrandt AG	1,643	61,208
Bike24 Holding AG (a)	6,468	19,171
Bilfinger Berger AG	9,058	272,733
Borussia Dortmund GmbH & Co. KGaA (a)	23,118	89,833
CANCOM AG	11,394	387,554
CECONOMY AG	47,326	94,901
Cewe Stiftung & Co. KGAA	1,672	143,203
CompuGroup Medical AG	7,946	343,040
CropEnergies AG	7,806	114,725
CTS Eventim AG (a)	17,044	933,702
Datagroup AG	1,251	95,255
Dermapharm Holding SE	5,640	316,752
Deutsche Beteiligungs AG	4,239	122,176
Deutsche EuroShop AG	14,000	305,634
Deutsche Pfandbriefbank AG (d)	40,153	369,961
Deutz AG	34,488	143,320
DIC Asset AG	12,336	139,949
Draegerwerk AG & Co. KGaA	811	36,885
Duerr AG	15,345	379,851
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,430	195,143
ELMOS Semiconductor AG	2,351	113,534
ElringKlinger AG	8,477	67,319
Encavis AG	35,576	775,205
Energiekontor AG	1,901	186,131
Evotec OAI AG (a)	41,859	1,082,384
Fielmann AG	7,452	300,540
Flatex AG (a)	19,686	199,108
Fraport AG Frankfurt Airport Services Worldwide (a)	10,959	498,317
Freenet AG	36,080	847,769
Gerresheimer AG (c)	9,302	556,641
GFT Technologies AG	5,018	225,404
Global Fashion Group SA (a)	28,277	41,790
Grenkeleasing AG	8,335	218,081
Hamborner (REIT) AG	20,880	183,527
Hamburger Hafen und Logistik AG	7,866	109,336
Heidelberger Druckmaschinen AG (a)	77,523	118,135
Hensoldt AG	10,787	275,621
Hochtief AG	7,327	391,202
Hornbach Holding AG & Co. KGaA	2,599	203,739
Hugo Boss AG	16,748	984,244
Hypoport AG (a)	1,146	236,831
INDUS Holding AG	6,016	143,878
Instone Real Estate Group BV (d)	14,035	153,199
Jenoptik AG	15,274	368,102
JOST Werke AG (d)	4,029	167,184
K+S AG	56,634	1,192,964
Kloeckner & Co. AG	22,362	218,037
Krones AG	4,206	364,533
KWS Saat AG	3,481	212,398
Lanxess AG	24,264	888,549
MBB SE	618	68,216
Medios AG (a)	4,230	122,781
Metro Wholesale & Food Specialist AG (a)	37,692	304,525
MLP SE	21,475	125,546
Morphosys AG (a)	10,234	225,929
Nagarro SE (a)(c)	2,440	284,293
Nordex SE (a)(c)	36,884	355,636
NORMA Group AG	9,522	177,316
Northern Data AG (a)(c)	1,407	34,254
OHB SE	1,543	52,830
Patrizia Immobilien AG	13,792	177,893
Pfeiffer Vacuum Technology AG	1,040	163,692
PNE AG	10,378	165,042
ProSiebenSat.1 Media AG	51,689	440,063
PVA TePla AG (a)	5,872	127,351
Salzgitter AG	8,863	224,468
Schaeffler AG	37,246	218,125
secunet Security Network AG	486	139,826
SGL Carbon AG (a)	18,300	137,751
Shop Apotheke Europe NV (a)(d)	4,268	412,917
Siltronic AG	4,437	358,706
Sixt SE	4,077	495,444
SMA Solar Technology AG (a)	3,074	166,672
Software AG (Bearer) (c)	15,334	411,863
Steico AG	1,692	137,999
STRATEC Biomedical Systems AG	2,310	212,248
Stroeer SE & Co. KGaA	10,054	438,566
Suedzucker AG (Bearer)	21,432	301,626
Synlab AG	32,889	621,863
TAG Immobilien AG	52,041	574,436
Takkt AG	9,886	134,585
TeamViewer AG (a)(d)	44,613	460,755
Thyssenkrupp AG (a)	138,061	847,478
TUI AG (GB) (a)(c)	312,337	503,031
Varta AG (c)	5,382	435,653
VERBIO Vereinigte BioEnergie AG	6,508	403,081
Vitesco Technologies Group AG (a)	5,782	312,908
Vossloh AG	2,656	94,467
Wacker Construction Equipment AG	8,421	161,203
Wustenrot & Wurttembergische AG	7,139	122,434
ZEAL Network SE	4,021	128,632
TOTAL GERMANY		31,465,509
Gibraltar - 0.0%
888 Holdings PLC	110,443	197,846
Hong Kong - 0.6%
Bank of East Asia Ltd.	388,206	493,547
Champion (REIT)	784,000	345,564
CITIC 1616 Holdings Ltd.	482,000	160,873
Dah Sing Banking Group Ltd.	117,600	89,587
Dah Sing Financial Holdings Ltd.	45,600	119,665
Fortune (REIT)	436,000	372,132
Guotai Junan International Holdings Ltd.	858,000	86,348
Hang Lung Group Ltd.	243,000	438,334
Hong Kong Television Network Ltd.	165,000	102,995
Hysan Development Co. Ltd.	183,000	560,663
MECOM Power & Construction Ltd. warrants 5/24/23 (a)	22,700	752
Melco International Development Ltd. (a)	199,000	135,119
Nissin Foods Co. Ltd.	76,000	55,282
PCCW Ltd.	1,257,000	672,544
Prosperity (REIT)	383,000	117,097
Shun Tak Holdings Ltd. (a)	400,000	74,905
SJM Holdings Ltd. (a)	592,000	241,328
Sun Hung Kai & Co. Ltd.	171,000	78,857
Sunlight (REIT)	300,000	143,314
Vitasoy International Holdings Ltd.	252,000	379,449
Zensun Enterprises Ltd.	164,000	50,141
TOTAL HONG KONG		4,718,496
Ireland - 0.7%
AIB Group PLC	240,398	543,977
Bank of Ireland Group PLC	302,940	1,728,298
C&C Group PLC (United Kingdom) (a)	116,808	281,226
Cairn Homes PLC	207,432	230,238
Dalata Hotel Group PLC (a)	59,656	219,192
Glanbia PLC	58,282	685,022
Glenveagh Properties PLC (a)(d)	196,772	218,004
Grafton Group PLC unit	67,351	693,233
Greencore Group PLC (a)	157,219	192,610
Irish Residential Properties REIT PLC	133,789	185,145
Origin Enterprises PLC	37,469	151,649
Uniphar PLC	67,811	224,206
TOTAL IRELAND		5,352,800
Isle of Man - 0.1%
Kape Technologies PLC (a)	47,264	172,099
Playtech Ltd. (a)	67,831	405,589
Strix Group PLC (c)	61,822	120,308
TOTAL ISLE OF MAN		697,996
Israel - 3.0%
AFI Properties Ltd.	2,811	145,712
Africa Israel Residences Ltd.	1,844	104,483
Airport City Ltd. (a)	20,388	388,608
Alony Hetz Properties & Investments Ltd.	43,767	629,759
Altshuler Shaham Finance Ltd.	19,688	55,893
Amot Investments Ltd.	67,739	456,954
Arad Investment & Industrial Development Ltd.	932	112,416
Ashtrom Group Ltd.	12,079	277,567
AudioCodes Ltd.	7,991	192,537
Azorim Investment Development & Construction Co. Ltd.	25,193	94,053
Bezeq The Israel Telecommunication Corp. Ltd.	613,523	1,041,986
Big Shopping Centers Ltd.	3,428	450,693
Blue Square Real Estate Ltd.	1,374	106,592
Camtek Ltd. (a)	8,333	238,874
Cellcom Israel Ltd. (Israel) (a)	26,851	145,111
Cellebrite DI Ltd. (a)(c)	10,656	53,813
Clal Insurance Enterprises Holdings Ltd. (a)	18,511	357,352
Cognyte Software Ltd. (a)	19,869	89,609
Danel Adir Yeoshua Ltd.	1,614	201,800
Danya Cebus Ltd.	2,377	60,810
Delek Automotive Systems Ltd.	15,290	190,723
Delek Group Ltd. (a)	2,698	397,181
Delta Galil Industries Ltd.	3,443	167,027
Doral Group Renewable Energy Resources Ltd. (a)	16,944	58,272
Elco Ltd.	2,851	195,007
Electra Consumer Products 1970 Ltd.	3,592	164,851
Electra Israel Ltd.	618	366,347
Electra Real Estate Ltd.	7,585	122,729
Electreon Wireless Ltd. (a)	1,139	27,142
Energix-Renewable Energies Ltd.	67,505	268,300
Enlight Renewable Energy Ltd. (a)	273,283	611,664
Equital Ltd. (a)	6,439	225,421
Fattal Holdings 1998 Ltd. (a)	1,846	212,343
FIBI Holdings Ltd.	5,152	235,990
First International Bank of Israel	16,307	678,349
Formula Systems (1985) Ltd.	2,912	298,983
Fox Wizel Ltd.	2,393	300,608
Gazit-Globe Ltd.	24,510	149,620
Gilat Satellite Networks Ltd. (a)	13,750	91,824
Harel Insurance Investments and Financial Services Ltd.	34,419	347,921
Hilan Ltd.	4,381	251,970
IDI Insurance Co. Ltd.	2,337	60,722
InMode Ltd. (a)	20,842	692,788
Isracard Ltd.	59,582	184,049
Israel Canada T.R Ltd.	39,175	148,556
Israel Corp. Ltd. (Class A) (a)	1,139	495,254
Israel Land Development - Urban Renewal Ltd.	4,645	73,109
Isras Investment Co. Ltd.	548	107,532
Ituran Location & Control Ltd.	4,766	121,056
M Yochananof & Sons Ltd.	1,497	85,879
Magic Software Enterprises Ltd.	8,079	159,790
Malam Team Ltd.	2,189	48,550
Matrix IT Ltd.	10,084	253,112
Maytronics Ltd.	14,376	186,089
Mega Or Holdings Ltd.	7,055	231,835
Melisron Ltd. (a)	6,990	522,530
Menora Mivtachim Holdings Ltd. (a)	7,534	149,831
Migdal Insurance & Financial Holdings Ltd.	122,020	188,460
Mivne Real Estate KD Ltd.	177,812	595,296
Nano Dimension Ltd. ADR (a)(c)	76,543	251,826
Naphtha Israel Petroleum Corp. Ltd.	9,502	58,787
Nayax Ltd. (a)	22,994	61,558
Neto Malinda Trading Ltd. (a)	3,416	128,032
Nova Ltd. (a)	8,452	868,536
Oil Refineries Ltd.	609,919	225,547
One Software Technologies Ltd.	11,725	190,682
OPC Energy Ltd. (a)	26,603	303,585
OY Nofar Energy Ltd. (a)	4,424	129,174
Partner Communications Co. Ltd. (a)	40,753	321,670
Paz Oil Co. Ltd. (a)	2,971	364,913
Perion Network Ltd. (a)	10,894	209,121
Plus500 Ltd.	29,545	599,425
Prashkovsky Investments & Construction Ltd.	2,189	69,808
Property & Building Corp. Ltd. (a)	860	81,543
RADA Electronic Industries Ltd. (a)	12,547	126,976
Radware Ltd. (a)	12,501	289,148
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,670	207,369
Reit 1 Ltd.	54,250	311,218
Retailors Ltd.	3,544	78,717
Sella Capital Real Estate Ltd.	61,413	179,714
Shapir Engineering and Industry Ltd.	42,000	370,310
Shikun & Binui Ltd. (a)	73,908	342,454
Shufersal Ltd.	78,447	507,725
Similarweb Ltd. (a)(c)	5,733	47,756
Sisram Medical Ltd. (d)	39,200	55,830
Strauss Group Ltd.	15,384	405,289
Summit Real Estate Holdings Ltd.	11,010	197,387
Taboola.com Ltd. (a)(c)	18,044	47,275
Tadiran Group Ltd.	1,015	154,378
Taro Pharmaceutical Industries Ltd. (a)	2,705	96,541
The Phoenix Holdings Ltd.	44,471	467,978
Tremor International Ltd. (a)(c)	27,672	145,375
YH Dimri Construction & Development Ltd.	2,231	183,119
TOTAL ISRAEL		22,950,098
Italy - 2.7%
A2A SpA	463,790	595,365
ACEA SpA	12,439	179,130
Anima Holding SpA (d)	70,479	246,209
Antares Vision SpA (a)	7,983	85,180
Arnoldo Mondadori Editore SpA	38,243	66,134
Ascopiave SpA	17,847	50,617
Autogrill SpA (a)	56,812	369,059
Azimut Holding SpA	31,782	553,344
Banca Generali SpA	17,292	500,154
Banca IFIS SpA	7,992	107,004
Banca Mediolanum S.p.A.	65,920	434,559
Banca Monte dei Paschi di Siena SpA (a)(c)	71,008	30,031
Banca Popolare di Sondrio SCARL	133,917	442,911
Banco BPM SpA	418,848	1,077,915
BFF Bank SpA (d)	46,378	324,931
Biesse SpA	3,985	56,491
BPER Banca	313,375	432,385
Brembo SpA	44,818	471,346
Brunello Cucinelli SpA	10,042	579,370
Buzzi Unicem SpA	28,465	517,704
Carel Industries SpA (d)	11,736	266,284
CIR SpA (a)	234,875	99,502
Credito Emiliano SpA	25,233	142,357
Danieli & C. Officine Meccaniche SpA	2,533	51,907
Datalogic SpA	6,137	47,607
De'Longhi SpA	22,305	421,741
Digital Bros SpA	1,405	37,939
Digital Value SpA (a)	1,021	66,680
Dovalue SpA (d)	17,948	109,329
El.En. Group SpA	13,099	195,730
Enav SpA (d)	80,907	352,429
ERG SpA	17,752	577,687
Esprinet SpA	8,954	64,426
Fila SpA	7,802	63,234
Fincantieri SpA (a)(c)	151,397	79,302
Gruppo MutuiOnline SpA	7,749	207,342
GVS SpA (a)(d)	20,781	200,498
Hera SpA	242,689	695,009
Illimity Bank SpA (a)	16,740	171,604
Immobiliare Grande Distribuzione SpA	17,080	63,368
Interpump Group SpA	20,934	889,201
Iren SpA	211,791	397,855
Italgas SpA	143,842	820,337
Italmobiliare SpA	4,452	123,765
Iveco Group NV (a)	59,932	364,642
Juventus Football Club SpA (a)(c)	300,240	110,101
Leonardo SpA	119,585	1,116,619
Maire Tecnimont SpA (c)	43,453	119,999
MARR SpA	9,814	135,410
OVS (d)	64,985	103,745
Pharmanutra SpA	994	68,168
Piaggio & C SpA	48,187	126,177
Pirelli & C. SpA (d)	101,835	437,971
Rai Way SpA (d)	28,155	139,850
Reply SpA	6,636	868,137
Safilo Group SpA (a)	66,033	89,693
Saipem SpA (a)	334,656	277,048
Salcef Group SpA	7,421	142,439
Salvatore Ferragamo Italia SpA	15,090	266,351
Sanlorenzo SpA	3,611	125,112
Saras SpA (a)	170,109	214,978
Seco SpA (a)	10,099	65,233
Sesa SpA	2,281	321,486
SOL SpA	10,851	200,956
Tamburi Investment Partners SpA	33,131	274,278
Technogym SpA (d)	41,943	293,859
Technoprobe SpA	36,712	295,369
Tinexta SpA	6,272	155,386
Tod's SpA (a)	2,997	105,738
Unipol Gruppo SpA	116,992	488,450
Webuild SpA (c)	119,274	183,222
Wiit SpA	3,444	70,399
Zignago Vetro SpA	9,165	115,965
TOTAL ITALY		20,541,753
Japan - 29.7%
77 Bank Ltd.	15,600	208,499
ABC-MART, Inc.	9,800	415,020
Activia Properties, Inc.	206	645,908
Adastria Co. Ltd.	6,500	97,616
Adeka Corp.	22,900	414,222
Advance Logistics Investment Corp.	161	185,623
Advance Residence Investment Corp.	389	1,071,849
Aeon (REIT) Investment Corp.	483	566,507
Aeon Delight Co. Ltd.	6,400	138,514
AEON Financial Service Co. Ltd.	32,100	351,430
Aeon Hokkaido Corp.	6,000	47,678
AEON MALL Co. Ltd.	30,400	387,883
Ai Holdings Corp.	10,100	127,857
Aica Kogyo Co. Ltd.	15,000	347,563
Aichi Corp.	8,300	53,458
Aida Engineering Ltd.	13,400	92,232
Aiful Corp.	94,000	275,636
Ain Holdings, Inc.	7,300	420,744
Air Water, Inc.	54,400	732,382
Airtrip Corp.	3,900	72,411
Alfresa Holdings Corp.	55,500	740,698
Alpen Co. Ltd.	4,500	70,298
Alpha Systems, Inc.	1,800	66,462
Alps Alpine Co. Ltd.	58,500	608,837
Amada Co. Ltd.	101,100	816,050
Amano Corp.	16,000	307,843
Amvis Holdings, Inc.	3,600	126,948
AnGes MG, Inc. (a)	45,500	126,638
Anicom Holdings, Inc.	21,800	111,936
Anritsu Corp.	41,400	506,014
Aoki International Co. Ltd.	10,600	52,185
Aozora Bank Ltd.	35,000	731,656
Appier Group, Inc. (a)	16,200	106,547
Arata Corp.	4,000	123,651
Arcland Sakamoto Co. Ltd.	8,000	92,987
Arcland Service Holdings Co. Ltd.	4,300	68,783
ARCS Co. Ltd.	11,800	188,048
Argo Graphics, Inc.	4,600	119,417
Ariake Japan Co. Ltd.	5,300	211,250
ARTERIA Networks Corp.	7,300	69,716
As One Corp.	8,600	408,045
Asahi Holdings, Inc.	22,300	340,350
Asics Corp.	47,700	908,852
ASKUL Corp.	12,200	160,946
Atom Corp. (a)	33,800	207,513
Autobacs Seven Co. Ltd.	19,200	202,397
Avex, Inc.	9,300	106,613
Axial Retailing, Inc.	4,800	123,167
Bank of Kyoto Ltd.	16,800	714,763
BayCurrent Consulting, Inc.	3,900	1,220,172
Belc Co. Ltd.	3,100	128,196
Bell System24 Holdings, Inc.	9,900	114,804
Belluna Co. Ltd.	14,700	85,918
Benefit One, Inc.	23,800	386,569
Benesse Holdings, Inc.	21,500	387,474
BeNext-Yumeshin Group Co.	17,700	212,403
Bengo4.Com, Inc. (a)	2,300	66,334
Bic Camera, Inc.	27,500	239,105
Biprogy, Inc.	21,100	450,261
BML, Inc.	6,500	192,244
Bunka Shutter Co. Ltd.	13,800	107,120
Bushiroad, Inc. (a)	3,700	42,489
C. Uyemura & Co. Ltd.	3,200	149,165
Calbee, Inc.	25,700	551,520
Canon Electronics, Inc.	5,600	70,096
Canon Marketing Japan, Inc.	13,600	319,383
Casio Computer Co. Ltd.	57,500	562,462
Cawachi Ltd.	3,500	56,574
CellSource Co. Ltd. (a)	2,000	69,860
Central Glass Co. Ltd.	8,800	216,712
Change, Inc.	10,900	165,106
Chiyoda Corp. (a)	46,100	141,862
Chofu Seisakusho Co. Ltd.	5,300	74,071
Chudenko Corp.	7,700	123,653
Chugoku Electric Power Co., Inc.	80,000	522,742
Chugoku Marine Paints Ltd.	10,700	70,725
Ci Takiron Corp.	11,200	46,986
Citizen Watch Co. Ltd.	75,200	329,678
CKD Corp.	15,100	214,446
Coca-Cola West Co. Ltd.	37,400	426,397
COLOPL, Inc.	17,200	86,701
Colowide Co. Ltd.	22,000	322,656
Comforia Residential REIT, Inc.	190	479,898
COMSYS Holdings Corp.	33,400	671,014
Comture Corp.	6,700	151,299
CONEXIO Corp.	4,200	41,692
Cosmo Energy Holdings Co. Ltd.	22,500	682,433
Cosmos Pharmaceutical Corp.	5,900	634,323
CRE Logistics REIT, Inc.	157	240,259
Create Restaurants Holdings, Inc.	34,210	260,545
Create SD Holdings Co. Ltd.	8,000	185,313
Credit Saison Co. Ltd.	43,800	559,306
Curves Holdings Co. Ltd.	15,200	82,728
CYBERDYNE, Inc. (a)	32,300	85,271
Cybozu, Inc.	6,800	58,760
Daicel Chemical Industries Ltd.	76,000	483,460
Daido Steel Co. Ltd.	7,600	226,833
Daihen Corp.	5,600	176,407
Daiho Corp.	2,400	77,125
Daiichikosho Co. Ltd.	11,200	317,689
Daiken Corp.	3,100	45,430
Daiki Aluminum Industry Co. Ltd.	6,900	64,332
Daikokutenbussan Co. Ltd.	1,400	57,480
Daio Paper Corp.	24,800	265,545
Daiseki Co. Ltd.	12,780	379,911
Daishi Hokuetsu Financial Group, Inc.	10,900	210,341
Daiwa Industries Ltd.	8,300	70,701
Daiwa Office Investment Corp.	94	476,886
Daiwa Securities Living Invest	553	522,293
Daiwabo Holdings Co. Ltd.	24,100	345,970
DCM Holdings Co. Ltd.	33,500	262,161
Demae-Can Co. Ltd. (a)	10,100	48,499
DeNA Co. Ltd.	24,900	367,801
Denka Co. Ltd.	22,300	578,208
Descente Ltd.	8,000	170,677
Dexerials Corp.	16,100	434,591
Dic Corp.	22,700	419,801
Digital Arts, Inc.	3,400	168,306
Digital Garage, Inc.	9,900	287,654
Dip Corp.	10,600	284,738
Direct Marketing MiX, Inc.	5,700	88,738
Dmg Mori Co. Ltd.	33,500	449,912
Doshisha Co. Ltd.	6,000	71,296
Doutor Nichires Holdings Co., Ltd.	8,600	107,484
Dowa Holdings Co. Ltd.	15,600	565,761
DTS Corp.	11,100	281,971
Duskin Co. Ltd.	12,000	270,739
Dydo Group Holdings, Inc.	2,400	91,682
Earth Corp.	4,600	184,628
Ebara Corp.	26,400	1,034,196
EDION Corp.	23,000	216,846
eGuarantee, Inc.	10,500	184,276
Eiken Chemical Co. Ltd.	9,500	140,525
Eizo Corp.	4,400	123,068
Elan Corp.	8,600	76,207
Elecom Co. Ltd.	15,200	194,528
Electric Power Development Co. Ltd.	43,300	730,589
EM Systems Co. Ltd.	9,700	80,502
en japan, Inc.	9,600	150,875
eRex Co. Ltd.	8,700	157,394
ES-Con Japan Ltd.	10,000	63,355
euglena Co. Ltd. (a)	28,300	198,846
Exedy Corp.	8,900	115,891
Exeo Group, Inc.	29,300	490,948
Ezaki Glico Co. Ltd.	14,100	411,971
Fancl Corp.	23,100	440,300
FCC Co. Ltd.	10,400	110,737
Ferrotec Holdings Corp.	12,500	234,236
Financial Products Group Co. Ltd.	18,600	145,203
Food & Life Companies Ltd.	32,600	635,289
FP Corp.	13,800	310,707
Freee KK (a)	11,700	285,003
Frontier Real Estate Investment Corp.	144	586,937
Fuji Co. Ltd.	7,700	125,905
Fuji Corp.	21,600	334,738
Fuji Kyuko Co. Ltd.	6,500	199,466
Fuji Media Holdings, Inc.	13,600	118,379
Fuji Oil Holdings, Inc.	13,000	221,857
Fuji Seal International, Inc.	12,500	144,843
Fuji Soft ABC, Inc.	7,500	456,404
Fujicco Co. Ltd.	5,300	76,843
Fujikura Ltd.	69,800	421,956
Fujimi, Inc.	4,700	209,358
Fujimori Kogyo Co. Ltd.	4,200	112,168
Fujio Food Group, Inc.	4,400	45,152
Fujitec Co. Ltd.	18,900	405,705
Fujitsu General Ltd.	17,600	375,259
Fujiya Co. Ltd.	3,000	53,925
Fukui Computer Holdings, Inc.	3,500	92,522
Fukuoka (REIT) Investment Fund	186	241,371
Fukuoka Financial Group, Inc.	50,900	902,189
Fukushima Industries Corp.	3,600	98,982
Fukuyama Transporting Co. Ltd.	4,900	114,439
Fullcast Holdings Co. Ltd.	5,500	97,346
Funai Soken Holdings, Inc.	10,900	192,154
Furukawa Co. Ltd.	8,300	77,144
Furukawa Electric Co. Ltd.	17,800	311,138
Fuso Chemical Co. Ltd.	5,200	133,300
Future Corp.	12,800	155,069
Fuyo General Lease Co. Ltd.	4,900	301,634
G-7 Holdings, Inc.	6,300	70,377
G-Tekt Corp.	6,400	64,471
Genky DrugStores Co. Ltd.	2,200	53,615
Geo Holdings Corp.	6,700	70,777
Giken Ltd.	5,100	126,651
Global One Real Estate Investment Corp.	287	236,900
GLOBERIDE, Inc.	4,900	83,997
Glory Ltd.	14,300	237,448
GMO Financial Gate, Inc.	500	53,399
GMO Financial Holdings, Inc.	10,200	60,202
GMO GlobalSign Holdings KK	1,400	62,890
GMO Internet, Inc.	19,700	386,954
GNI Group Ltd. (a)	12,800	180,345
Goldcrest Co. Ltd.	4,400	59,845
GOLDWIN, Inc.	7,000	436,737
GREE, Inc.	18,700	119,234
GS Yuasa Corp.	17,100	312,214
GungHo Online Entertainment, Inc.	13,600	265,366
Gunma Bank Ltd.	101,500	291,240
Gunze Ltd.	4,400	128,223
H.I.S. Co. Ltd. (a)(c)	15,500	235,169
H.U. Group Holdings, Inc.	15,400	369,059
H2O Retailing Corp.	24,200	181,995
Halows Co. Ltd.	2,800	65,961
Hamakyorex Co. Ltd.	4,500	108,014
Hankyu REIT, Inc.	176	202,899
Hanwa Co. Ltd.	10,100	220,895
Harmonic Drive Systems, Inc.	14,200	541,401
Haseko Corp.	71,200	866,819
Hazama Ando Corp.	47,900	322,451
Heiwa Corp.	16,100	251,323
Heiwa Real Estate (REIT), Inc.	268	299,998
Heiwa Real Estate Co. Ltd.	9,100	273,974
Heiwado Co. Ltd.	8,700	130,861
Hiday Hidaka Corp.	7,400	120,121
Hino Motors Ltd.	84,800	440,724
Hioki EE Corp.	2,700	135,716
Hirata Corp.	2,500	89,634
Hirogin Holdings, Inc.	73,400	339,124
Hisamitsu Pharmaceutical Co., Inc.	13,800	359,911
Hitachi Transport System Ltd.	12,400	807,652
Hitachi Zosen Corp.	47,500	297,259
Hogy Medical Co. Ltd.	7,700	203,000
Hokkaido Electric Power Co., Inc.	51,300	197,045
Hokkoku Financial Holdings, Inc.	7,100	247,195
Hokuetsu Corp.	36,300	191,410
Hokuhoku Financial Group, Inc.	35,500	229,395
Hokuriku Electric Power Co., Inc.	50,000	203,757
Hokuto Corp.	5,900	85,614
Horiba Ltd.	10,100	497,840
Hoshino Resorts REIT, Inc.	69	337,964
Hosiden Corp.	13,600	151,408
House Foods Group, Inc.	17,900	384,877
Hulic (REIT), Inc.	382	478,269
Ichibanya Co. Ltd.	4,200	149,886
Ichigo Real Estate Investment Corp.	361	232,147
Ichigo, Inc.	75,000	169,394
Idec Corp.	8,400	187,445
IDOM, Inc.	15,500	94,220
IHI Corp.	41,200	1,086,350
Iino Kaiun Kaisha Ltd.	22,600	120,537
Inaba Denki Sangyo Co. Ltd.	14,100	293,989
Inabata & Co. Ltd.	12,700	230,475
Inageya Co. Ltd.	6,000	57,408
Industrial & Infrastructure Fund Investment Corp.	581	807,831
Infocom Corp.	6,700	107,677
Infomart Corp.	58,000	204,726
Information Services Inter-Dentsu Ltd.	7,600	255,559
INFRONEER Holdings, Inc.	77,416	568,275
Insource Co. Ltd.	6,800	143,889
Internet Initiative Japan, Inc.	15,200	617,178
Invincible Investment Corp.	1,803	567,192
IR Japan Holdings Ltd.	2,600	43,773
Iriso Electronics Co. Ltd.	5,900	132,796
Isetan Mitsukoshi Holdings Ltd.	99,700	798,203
Itochu Enex Co. Ltd.	13,700	110,283
Itochushokuhin Co. Ltd.	1,500	56,276
Itoham Yonekyu Holdings, Inc.	43,400	217,503
Iwatani Corp.	12,900	540,726
Iyo Bank Ltd.	66,400	322,128
Izumi Co. Ltd.	9,400	220,336
J-Oil Mills, Inc.	5,400	65,709
J. Front Retailing Co. Ltd.	71,900	605,291
JAC Recruitment Co. Ltd.	4,700	69,377
JACCS Co. Ltd.	6,300	180,187
JAFCO Co. Ltd.	21,700	295,114
Japan Airport Terminal Co. Ltd. (a)	17,900	701,653
Japan Aviation Electronics Industry Ltd.	13,800	235,725
Japan Display, Inc. (a)	172,400	82,793
Japan Elevator Service Holdings Co. Ltd.	18,500	221,401
Japan Excellent, Inc.	357	339,624
Japan Hotel REIT Investment Corp.	1,321	685,540
Japan Lifeline Co. Ltd.	17,500	130,570
Japan Logistics Fund, Inc.	248	595,962
Japan Material Co. Ltd.	20,100	298,241
Japan Petroleum Exploration Co. Ltd.	9,200	242,754
Japan Prime Realty Investment Corp.	250	763,423
Japan Pulp & Paper Co. Ltd.	3,100	96,977
Japan Securities Finance Co. Ltd.	27,100	168,117
Japan Steel Works Ltd.	17,600	407,716
Japan Wool Textile Co. Ltd./The	12,500	97,481
JCR Pharmaceuticals Co. Ltd.	19,000	353,001
Jcu Corp.	5,800	155,503
JDC Corp.	12,700	58,096
JEOL Ltd.	12,900	586,501
JGC Holdings Corp.	65,200	801,857
JINS Holdings, Inc.	3,800	108,811
JMDC, Inc.	7,500	373,213
Joshin Denki Co. Ltd.	4,900	73,840
Joyful Honda Co. Ltd.	15,000	177,471
JTEKT Corp.	59,700	442,672
JTOWER, Inc. (a)	2,600	129,238
Juroku Financial Group, Inc.	9,500	178,313
Justsystems Corp.	10,400	321,082
K's Holdings Corp.	46,600	470,551
Kadokawa Corp.	27,300	662,960
KAGA ELECTRONICS Co. Ltd.	4,700	114,522
Kagome Co. Ltd.	22,300	527,455
Kaken Pharmaceutical Co. Ltd.	8,900	259,858
Kameda Seika Co. Ltd.	4,000	141,957
Kamigumi Co. Ltd.	30,500	620,200
Kanamoto Co. Ltd.	9,200	141,652
Kandenko Co. Ltd.	29,800	185,004
Kaneka Corp.	12,400	335,979
Kanematsu Corp.	22,700	236,631
Kanematsu Electronics Ltd.	3,400	106,793
Kansai Paint Co. Ltd.	50,700	729,073
Kanto Denka Kogyo Co. Ltd.	11,900	81,616
Kappa Create Co. Ltd. (a)	7,100	78,707
Katakura Industries Co. Ltd.	4,600	70,605
Katitas Co. Ltd.	15,200	382,663
Kato Sangyo	6,700	166,009
Kawasaki Heavy Industries Ltd.	44,800	879,896
Kawasaki Kisen Kaisha Ltd.	15,400	1,135,590
KeePer Technical Laboratory Co. Ltd.	3,800	102,078
Keihan Electric Railway Co., Ltd.	28,400	708,582
Keihanshin Bldg Co. Ltd.	8,500	83,632
Keikyu Corp.	65,200	724,156
Keiyo Co. Ltd.	11,300	83,756
Kenedix Office Investment Corp.	127	682,638
Kenedix Residential Investment Corp.	292	490,881
Kenedix Retail REIT Corp.	172	368,728
Kewpie Corp.	27,100	470,757
Kfc Holdings Japan Ltd.	4,300	95,048
KH Neochem Co. Ltd.	10,000	190,961
Ki-Star Real Estate Co. Ltd.	2,500	91,487
Kinden Corp.	36,200	427,388
Kintetsu Department Store Co. Ltd. (a)	2,300	40,274
Kisoji Co. Ltd.	6,600	112,976
Kissei Pharmaceutical Co. Ltd.	8,400	178,090
Kitz Corp.	18,500	97,704
Koa Corp.	9,100	146,670
Kobe Steel Ltd.	99,600	463,026
Kohnan Shoji Co. Ltd.	7,200	201,901
Kokuyo Co. Ltd.	24,600	328,022
KOMEDA Holdings Co. Ltd.	13,500	231,378
KOMERI Co. Ltd.	8,900	179,074
Konica Minolta, Inc.	129,300	458,613
Konishi Co. Ltd.	8,500	103,914
Konoike Transport Co. Ltd.	7,400	71,834
Koshidaka Holdings Co. Ltd.	13,000	73,081
Kotobuki Spirits Co. Ltd.	5,500	300,635
Kumagai Gumi Co. Ltd.	10,300	219,149
Kumiai Chemical Industry Co. Ltd.	21,800	163,066
Kura Sushi, Inc.	6,200	150,504
Kuraray Co. Ltd.	94,600	761,440
Kureha Chemical Industry Co. Ltd.	4,600	349,848
Kusuri No Aoki Holdings Co. Ltd.	4,700	195,556
Kyb Corp.	4,900	113,941
Kyoei Steel Ltd.	5,800	64,316
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,900	97,199
Kyorin Holdings, Inc.	10,500	142,638
Kyoritsu Maintenance Co. Ltd.	8,700	335,099
Kyudenko Corp.	12,500	272,081
Kyushu Electric Power Co., Inc.	119,100	778,503
Kyushu Financial Group, Inc.	101,900	301,156
Kyushu Railway Co.	39,600	830,243
LaSalle Logiport REIT	527	694,546
Lawson, Inc.	13,400	475,184
Leopalace21 Corp. (a)	48,400	101,480
LIFE Corp.	5,000	96,919
Link & Motivation, Inc.	10,800	47,279
Lintec Corp.	11,500	202,177
Lion Corp.	69,300	797,881
LITALICO, Inc.	5,800	109,963
M&A Capital Partners Co. Ltd. (a)	4,300	120,515
Mabuchi Motor Co. Ltd.	14,000	401,244
Macnica Fuji Electronics Holdings, Inc.	14,000	285,754
Maeda Kosen Co. Ltd.	5,300	123,838
Makino Milling Machine Co. Ltd.	7,000	238,315
Management Solutions Co. Ltd. (a)	2,900	67,572
Mandom Corp.	10,800	131,853
Mani, Inc.	22,300	264,067
Maruha Nichiro Corp.	12,600	235,130
Marui Group Co. Ltd.	52,300	954,689
Maruichi Steel Tube Ltd.	17,300	382,922
Maruka Furusato Corp.	5,700	124,053
Maruwa Ceramic Co. Ltd.	2,600	334,117
Maruwa Unyu Kikan Co. Ltd.	11,600	133,142
Maruzen Showa Unyu Co. Ltd.	3,600	88,712
Matsuda Sangyo Co. Ltd.	3,300	50,273
Matsui Securities Co. Ltd.	34,100	206,081
MatsukiyoCocokara & Co.	31,670	1,195,724
Matsuyafoods Holdings Co. Ltd.	2,500	76,198
Max Co. Ltd.	7,900	101,091
Maxell Ltd.	13,600	142,252
Maxvalu Tokai Co. Ltd.	2,700	54,919
MCJ Co. Ltd.	19,800	140,457
Mebuki Financial Group, Inc.	291,400	587,911
Medipal Holdings Corp.	54,300	819,246
Medley, Inc. (a)	6,300	156,980
MedPeer, Inc. (a)	3,700	61,265
Megachips Corp.	4,200	105,220
Megmilk Snow Brand Co. Ltd.	13,600	189,353
Meidensha Corp.	9,500	147,036
Meiko Electronics Co. Ltd.	6,000	144,641
Meitec Corp.	21,600	407,193
Melco Holdings, Inc.	1,800	48,252
Menicon Co. Ltd.	18,000	453,890
Mercari, Inc. (a)	30,700	529,358
Metawater Co. Ltd.	7,000	104,638
Micronics Japan Co. Ltd.	8,300	79,717
Midac Holdings Co. Ltd.	2,500	55,450
Mie Kotsu Group Holdings, Inc.	14,000	50,926
Milbon Co. Ltd.	7,900	318,608
Mimasu Semiconductor Industries Co. Ltd.	4,800	76,972
Mirai Corp.	528	200,804
Mirait One Corp.	27,100	338,486
Mitani Sekisan Co. Ltd.	2,900	86,050
Mitsubishi Estate Logistics REIT Investment Corp.	125	448,139
Mitsubishi Gas Chemical Co., Inc.	46,800	680,268
Mitsubishi Logisnext Co. Ltd.	7,500	49,915
Mitsubishi Logistics Corp.	15,700	421,266
Mitsubishi Materials Corp.	35,000	529,525
Mitsubishi Motors Corp. of Japan (a)	192,300	670,030
Mitsubishi Pencil Co. Ltd.	10,500	111,876
Mitsubishi Research Institute, Inc.	2,500	82,593
Mitsubishi Shokuhin Co. Ltd.	4,500	117,013
Mitsuboshi Belting Ltd.	6,800	165,019
Mitsui Fudosan Logistics Park, Inc.	161	632,333
Mitsui High-Tec, Inc.	5,800	389,596
Mitsui Mining & Smelting Co. Ltd.	16,100	385,569
Mitsui Sugar Co. Ltd.	4,800	68,502
Mitsui-Soko Co. Ltd.	5,400	125,940
Mitsuuroko Group Holdings Co. Ltd.	8,100	57,886
Miura Co. Ltd.	23,800	573,784
mixi, Inc.	11,700	205,960
Mizuho Leasing Co. Ltd.	8,000	199,171
Mizuno Corp.	4,900	92,017
Mochida Pharmaceutical Co. Ltd.	6,600	162,030
Modec, Inc.	5,600	52,192
Monex Group, Inc.	51,900	183,123
Money Forward, Inc. (a)	12,600	326,683
Mori Hills REIT Investment Corp.	452	519,449
Mori Trust Hotel (REIT), Inc.	96	92,355
MORI TRUST Sogo (REIT), Inc.	290	320,624
Morinaga & Co. Ltd.	11,200	351,987
Morinaga Milk Industry Co. Ltd.	11,100	409,289
Morita Holdings Corp.	9,000	91,214
MOS Food Services, Inc.	7,100	182,599
Musashi Seimitsu Industry Co. Ltd.	13,600	146,288
Nabtesco Corp.	32,200	771,711
Nachi-Fujikoshi Corp.	4,000	111,429
Nafco Co. Ltd.	3,900	46,897
Nagaileben Co. Ltd.	6,100	92,958
Nagase & Co. Ltd.	28,600	430,190
Nagawa Co. Ltd.	2,200	136,092
Nagoya Railroad Co. Ltd.	55,300	891,440
Nakanishi, Inc.	20,700	389,576
Nankai Electric Railway Co. Ltd.	30,100	594,636
NEC Networks & System Integration Corp.	19,700	271,925
Net One Systems Co. Ltd.	24,200	563,607
Nextage Co. Ltd.	12,900	285,336
NGK Spark Plug Co. Ltd.	45,100	883,169
NH Foods Ltd.	24,400	739,239
NHK Spring Co. Ltd.	58,200	396,618
Nichi-iko Pharmaceutical Co. Ltd. (a)	15,500	41,886
Nichias Corp.	15,900	283,733
Nichicon Corp.	12,800	122,802
Nichiden Corp.	3,400	50,571
Nichiha Corp.	7,200	148,744
Nichirei Corp.	31,700	565,636
Nifco, Inc.	23,800	577,585
Nihon Kohden Corp.	23,600	528,031
Nihon Parkerizing Co. Ltd.	25,500	183,727
Nikkiso Co. Ltd.	14,300	88,782
Nikkon Holdings Co. Ltd.	15,900	292,406
Nikon Corp.	89,600	1,031,883
Nippn Corp.	14,200	171,238
Nippon Accommodations Fund, Inc.	149	778,577
Nippon Carbon Co. Ltd.	2,900	89,103
Nippon Ceramic Co. Ltd.	5,600	88,111
Nippon Densetsu Kogyo Co. Ltd.	10,800	147,189
Nippon Electric Glass Co. Ltd.	25,200	501,729
Nippon Gas Co. Ltd.	31,500	472,956
Nippon Kanzai Co. Ltd.	5,500	111,873
Nippon Kayaku Co. Ltd.	37,700	317,356
Nippon Light Metal Holding Co. Ltd.	16,700	199,721
Nippon Paper Industries Co. Ltd.	29,700	215,389
Nippon Parking Development Co. Ltd.	55,700	70,816
Nippon REIT Investment Corp.	132	371,978
Nippon Seiki Co. Ltd.	13,700	87,938
Nippon Shokubai Co. Ltd.	8,500	332,699
Nippon Signal Co. Ltd.	12,200	90,068
Nippon Soda Co. Ltd.	6,400	202,336
Nippon Steel & Sumikin Bussan Corp.	4,300	167,171
Nippon Suisan Kaisha Co. Ltd.	84,100	378,621
Nippon Television Network Corp.	15,500	144,373
Nipro Corp.	42,700	374,465
Nishi-Nippon Financial Holdings, Inc.	37,900	211,455
Nishi-Nippon Railroad Co. Ltd.	17,500	386,204
Nishimatsu Construction Co. Ltd.	9,900	296,534
Nishimatsuya Chain Co. Ltd.	11,400	140,734
Nishio Rent All Co. Ltd.	5,800	125,412
Nissan Shatai Co. Ltd.	18,600	91,140
Nissha Co. Ltd.	11,500	135,392
Nisshin Oillio Group Ltd.	6,900	168,028
Nisshinbo Holdings, Inc.	39,400	313,833
Nissin Electric Co. Ltd.	14,400	165,464
Nitta Corp.	5,300	116,607
Nittetsu Mining Co. Ltd.	1,800	73,137
Nitto Boseki Co. Ltd.	7,700	140,087
Nitto Kogyo Corp.	7,800	151,892
Noevir Holdings Co. Ltd.	4,500	199,875
NOF Corp.	19,600	775,514
Nohmi Bosai Ltd.	6,300	87,479
Nojima Co. Ltd.	9,200	201,803
NOK Corp.	25,800	231,673
NOMURA Co. Ltd.	23,000	152,657
Noritake Co. Ltd.	2,600	83,213
Noritsu Koki Co. Ltd.	5,400	96,724
Noritz Corp.	8,400	94,089
North Pacific Bank Ltd.	81,900	140,912
NS Solutions Corp.	9,400	276,596
Ns United Kaiun Kaisha Ltd.	2,800	84,296
NSD Co. Ltd.	19,000	356,906
NSK Ltd.	114,200	639,531
NTN Corp. (a)	118,900	220,706
Ntt Ud (REIT) Investment Corp.	413	473,170
Obara Group, Inc.	2,700	60,941
OBIC Business Consultants Ltd.	7,800	266,095
Ogaki Kyoritsu Bank Ltd.	10,000	131,017
Ohsho Food Service Corp.	3,700	193,878
Oiles Corp.	6,000	72,124
Oisix Ra Daichi, Inc. (a)	7,800	104,846
Okamoto Industries, Inc.	2,800	83,090
Okamura Corp.	16,200	161,676
Okasan Securities Group, Inc.	43,400	110,899
Oki Electric Industry Co. Ltd.	25,000	144,442
Okinawa Cellular Telephone Co.	3,600	146,572
Okinawa Financial Group, Inc.	6,200	104,069
Okuma Corp.	7,000	275,041
Okumura Corp.	8,900	197,850
One (REIT), Inc.	72	149,669
Open Door, Inc. (a)	3,600	47,239
Optex Group Co. Ltd.	9,600	149,379
Optorun Co. Ltd.	9,200	130,547
Organo Corp.	1,900	132,934
Orient Corp.	151,200	153,702
ORIX JREIT, Inc.	758	1,087,477
Osaka Organic Chemical Industry Ltd.	4,300	80,802
Osaka Soda Co. Ltd.	4,100	104,787
OSG Corp.	24,900	341,743
Outsourcing, Inc.	33,800	304,055
Pacific Industrial Co. Ltd.	11,900	91,839
Pacific Metals Co. Ltd.	4,900	91,545
Pal Group Holdings Co. Ltd.	6,100	104,322
PALTAC Corp.	9,300	291,541
Paramount Bed Holdings Co. Ltd.	11,900	220,600
Park24 Co. Ltd. (a)	37,900	532,560
Pasona Group, Inc.	6,200	95,341
Penta-Ocean Construction Co. Ltd.	80,000	439,717
PeptiDream, Inc. (a)	29,100	364,393
Pharma Foods International Co. Ltd. (c)	6,300	69,708
PHC Holdings Corp.	7,100	87,090
Pigeon Corp.	34,500	502,593
Pilot Corp.	8,700	332,513
Piolax, Inc.	7,900	118,124
PKSHA Technology, Inc. (a)	4,900	84,390
Plaid, Inc. (a)	4,800	13,632
Plenus Co. Ltd.	6,600	98,715
Plus Alpha Consulting Co. Ltd.	3,400	68,869
Pola Orbis Holdings, Inc.	27,000	330,954
Pressance Corp.	7,400	87,301
Prestige International, Inc.	28,600	148,859
Prima Meat Packers Ltd.	6,600	112,481
Raito Kogyo Co. Ltd.	11,500	169,655
Raiznext Corp.	6,900	63,474
Raksul, Inc. (a)	6,900	114,560
Rakus Co. Ltd.	27,000	381,970
Relia, Inc.	10,300	85,912
Relo Group, Inc.	31,600	524,718
Rengo Co. Ltd.	57,300	335,099
RENOVA, Inc. (a)	10,600	200,418
Resorttrust, Inc.	24,000	394,572
Restar Holdings Corp.	5,000	73,201
Retail Partners Co. Ltd.	7,200	65,871
Ricoh Leasing Co. Ltd.	4,200	112,865
Riken Keiki Co. Ltd.	3,900	121,618
Riken Vitamin Co. Ltd.	5,900	76,619
Ringer Hut Co. Ltd.	6,200	108,698
Rinnai Corp.	11,100	843,916
Riso Kagaku Corp.	5,800	106,233
Riso Kyoiku Co. Ltd.	32,400	75,907
Rohto Pharmaceutical Co. Ltd.	27,900	836,269
Roland Corp.	4,100	132,873
Rorze Corp.	3,100	199,464
Round One Corp.	19,900	224,279
Royal Holdings Co. Ltd.	8,000	129,685
RS Technologies Co. Ltd.	2,300	108,172
Ryohin Keikaku Co. Ltd.	74,700	741,455
Ryosan Co. Ltd.	5,600	94,328
Ryoyo Electro Corp.	3,900	65,662
S Foods, Inc.	5,300	121,785
S-Pool, Inc.	19,600	162,267
Saibu Gas Co. Ltd.	5,900	81,999
Saizeriya Co. Ltd.	8,500	172,797
Sakai Moving Service Co. Ltd.	3,100	115,197
Sakata INX Corp.	12,000	89,121
Sakata Seed Corp.	8,400	305,356
SAMTY Co. Ltd.	6,900	106,942
Samty Residential Investment Corp.	103	98,248
San-A Co. Ltd.	5,700	179,084
San-Ai Obbli Co. Ltd.	15,600	125,564
SanBio Co. Ltd. (a)(c)	9,800	78,994
Sangetsu Corp.	12,700	153,003
Sanken Electric Co. Ltd.	6,700	258,287
Sanki Engineering Co. Ltd.	11,300	140,814
Sankyo Co. Ltd. (Gunma)	12,400	389,987
Sankyu, Inc.	15,500	513,992
Sanrio Co. Ltd.	15,700	361,946
Sansan, Inc. (a)	20,400	205,165
Santen Pharmaceutical Co. Ltd.	100,300	812,445
Sanwa Holdings Corp.	54,600	589,824
Sanyo Chemical Industries Ltd.	3,500	126,456
Sanyo Denki Co. Ltd.	2,500	103,832
Sanyo Special Steel Co. Ltd.	5,600	85,462
Sapporo Holdings Ltd.	18,800	420,973
Sato Holding Corp.	7,800	116,751
Sawai Group Holdings Co. Ltd.	10,900	353,597
SB Technology Corp.	2,500	48,661
SBS Holdings, Inc.	5,300	111,269
Screen Holdings Co. Ltd.	11,300	817,773
Sega Sammy Holdings, Inc.	51,100	877,557
Seibu Holdings, Inc.	66,900	676,260
Seiko Holdings Corp.	8,000	176,592
Seino Holdings Co. Ltd.	36,500	302,750
Seiren Co. Ltd.	12,500	190,932
Sekisui House (REIT), Inc.	1,242	777,971
Sekisui Jushi Corp.	7,000	91,482
SENKO Co. Ltd.	28,800	199,353
Septeni Holdings Co. Ltd.	18,500	75,506
Seria Co. Ltd.	13,300	264,921
Seven Bank Ltd.	173,100	343,505
Shibaura Machine Co. Ltd.	6,200	132,713
Shibuya Corp.	4,100	76,769
SHIFT, Inc. (a)	3,700	581,508
Shiga Bank Ltd.	10,900	221,885
Shikoku Chemicals Corp.	8,800	83,330
Shikoku Electric Power Co., Inc.	45,600	269,389
Shima Seiki Manufacturing Ltd.	7,300	122,358
Shimamura Co. Ltd.	6,500	623,308
Shin-Etsu Polymer Co. Ltd.	12,300	127,491
Shinko Electric Industries Co. Ltd.	20,000	515,073
Shinmaywa Industries Ltd.	15,600	124,833
Shinsei Bank Ltd.	19,300	291,937
Ship Healthcare Holdings, Inc.	22,400	428,086
Shizuoka Gas Co. Ltd.	10,900	77,342
SHO-BOND Holdings Co. Ltd.	11,700	517,661
Shochiku Co. Ltd. (a)	2,700	259,805
Shoei Co. Ltd.	7,200	309,195
Shoei Foods Corp.	3,000	89,136
Showa Denko K.K.	51,973	871,616
Showa Sangyo Co. Ltd.	5,400	102,781
Siix Corp.	8,000	58,345
Simplex Holdings, Inc.	7,300	108,994
SKY Perfect JSAT Holdings, Inc.	48,500	203,197
Skylark Holdings Co. Ltd.	67,400	804,185
SMS Co., Ltd.	20,600	495,217
Snow Peak, Inc. (c)	8,000	160,680
Sohgo Security Services Co., Ltd.	22,600	633,341
Sojitz Corp.	70,360	1,069,232
Solasto Corp.	15,600	100,157
Sosei Group Corp. (a)	21,800	235,349
SOSiLA Logistics REIT, Inc.	193	222,891
Sotetsu Holdings, Inc.	23,100	408,425
Sparx Group Co. Ltd.	23,600	53,533
SRE Holdings Corp. (a)	2,900	60,107
Stanley Electric Co. Ltd.	37,000	650,176
Star Asia Investment Corp.	469	209,534
Star Micronics Co. Ltd.	10,800	139,951
Starts Corp., Inc.	8,800	191,012
Starts Proceed Investment Corp.	64	123,911
Strike Co. Ltd. (a)	2,200	64,609
Sugi Holdings Co. Ltd.	10,300	464,673
Sumitomo Bakelite Co. Ltd.	10,300	333,373
Sumitomo Dainippon Pharma Co., Ltd.	52,800	413,502
Sumitomo Densetsu Co. Ltd.	4,700	94,327
Sumitomo Forestry Co. Ltd.	41,700	647,456
Sumitomo Heavy Industries Ltd.	32,700	748,171
Sumitomo Mitsui Construction Co. Ltd.	41,000	139,349
Sumitomo Osaka Cement Co. Ltd.	10,000	264,233
Sumitomo Riko Co. Ltd.	10,500	48,877
Sumitomo Rubber Industries Ltd.	49,400	445,409
Sun Frontier Fudousan Co. Ltd.	7,800	65,389
Sundrug Co. Ltd.	21,200	497,293
Suzuken Co. Ltd.	19,800	547,251
Systena Corp.	80,800	277,086
T Hasegawa Co. Ltd.	9,600	220,119
T-Gaia Corp.	5,700	69,978
Tadano Ltd.	28,900	210,023
Taihei Dengyo Kaisha Ltd.	2,900	66,402
Taiheiyo Cement Corp.	34,300	514,605
Taikisha Ltd.	7,300	180,692
Taisho Pharmaceutical Holdings Co. Ltd.	10,600	422,069
Taiyo Holdings Co. Ltd.	10,400	224,281
Taiyo Yuden Co. Ltd.	33,500	1,190,591
Takamatsu Construction Group C	4,100	65,542
Takara Bio, Inc.	14,400	232,719
Takara Holdings, Inc.	41,800	338,161
Takara Leben Real Estate Investment Corp.	164	142,767
Takara Standard Co. Ltd.	8,700	87,114
Takasago International Corp.	3,500	67,889
Takasago Thermal Engineering Co. Ltd.	13,500	171,709
Takashimaya Co. Ltd.	41,900	450,122
Takeuchi Manufacturing Co. Ltd.	10,200	197,114
Takuma Co. Ltd.	18,600	196,783
Tama Home Co. Ltd.	4,300	79,980
Tamron Co. Ltd.	4,700	101,589
Tbs Holdings, Inc.	10,000	128,059
Techmatrix Corp.	11,200	155,927
TechnoPro Holdings, Inc.	32,000	743,640
Teijin Ltd.	52,700	558,406
Tenma Corp.	3,600	62,963
The Awa Bank Ltd.	9,500	143,683
The Chugoku Bank Ltd.	42,900	311,969
The Hachijuni Bank Ltd.	105,200	391,643
The Hyakugo Bank Ltd.	59,600	146,363
The Keiyo Bank Ltd.	27,800	99,166
The Kiyo Bank Ltd.	17,000	186,718
The Monogatari Corp.	2,900	127,718
The Musashino Bank Ltd.	8,000	106,510
The Nanto Bank Ltd.	7,900	120,251
The Nippon Road Co. Ltd.	1,300	66,194
The Okinawa Electric Power Co., Inc.	12,400	125,758
The San-In Godo Bank Ltd.	42,100	213,928
The Sumitomo Warehouse Co. Ltd.	16,100	254,090
The Suruga Bank Ltd.	48,600	136,216
The Toho Bank Ltd.	55,600	89,476
THK Co. Ltd.	34,600	734,058
TKC Corp.	7,800	204,951
TKP Corp. (a)	5,200	94,462
TOA Corp.	3,500	68,321
Toagosei Co. Ltd.	28,100	218,169
Toc Co. Ltd.	8,800	52,539
Tocalo Co. Ltd.	16,500	158,661
Toda Corp.	61,700	330,950
Toei Animation Co. Ltd.	2,500	207,243
Toei Co. Ltd.	1,700	243,848
Toenec Corp.	1,900	53,321
Toho Gas Co. Ltd.	21,800	524,810
Toho Holdings Co. Ltd.	16,100	246,552
Toho Titanium Co. Ltd.	9,600	161,787
Tohoku Electric Power Co., Inc.	133,800	740,793
Tokai Carbon Co. Ltd.	59,900	484,272
Tokai Corp.	5,000	66,991
TOKAI Holdings Corp.	29,200	194,748
Tokai Rika Co. Ltd.	15,400	169,483
Tokai Tokyo Financial Holdings	58,400	165,391
Token Corp.	2,000	133,568
Tokushu Tokai Paper Co. Ltd.	2,600	61,922
Tokuyama Corp.	18,300	247,405
Tokyo Century Corp.	10,000	353,651
Tokyo Ohka Kogyo Co. Ltd.	9,400	487,390
Tokyo Seimitsu Co. Ltd.	11,200	389,110
Tokyo Steel Manufacturing Co. Ltd.	18,500	190,299
Tokyo Tatemono Co. Ltd.	55,800	821,782
Tokyotokeiba Co. Ltd.	4,200	130,098
Tokyu Construction Co. Ltd.	24,200	114,789
Tokyu Fudosan Holdings Corp.	181,100	981,372
Tokyu REIT, Inc.	259	378,650
TOMONY Holdings, Inc.	41,300	97,741
Tomy Co. Ltd.	24,000	265,969
Topcon Corp.	30,400	429,666
Topre Corp.	10,300	79,795
TORIDOLL Holdings Corp.	13,100	254,476
Torii Pharmaceutical Co. Ltd.	3,400	84,189
Tosei Corp.	8,500	81,632
Toshiba Tec Corp.	7,600	250,899
Tosho Co. Ltd.	4,300	44,702
Totetsu Kogyo Co. Ltd.	7,000	125,276
Towa Pharmaceutical Co. Ltd.	7,700	146,497
Toyo Construction Co. Ltd.	19,600	127,858
Toyo Gosei Co. Ltd.	1,400	86,068
Toyo Ink South Carolina Holdings Co. Ltd.	10,800	157,409
Toyo Seikan Group Holdings Ltd.	39,100	450,260
Toyo Suisan Kaisha Ltd.	26,200	1,113,183
Toyo Tanso Co. Ltd.	4,300	97,867
Toyo Tire Corp.	32,100	431,427
Toyobo Co. Ltd.	23,900	185,763
Toyoda Gosei Co. Ltd.	19,400	306,155
Toyota Boshoku Corp.	22,400	331,237
Trancom Co. Ltd.	2,100	116,062
Transcosmos, Inc.	7,100	201,446
TRE Holdings Corp.	13,400	156,911
Tri Chemical Laboratories, Inc.	7,300	124,326
Trusco Nakayama Corp.	13,800	196,393
TS tech Co. Ltd.	26,400	301,037
Tsubakimoto Chain Co.	7,400	176,131
Tsugami Corp.	12,100	111,343
Tsumura & Co.	17,000	398,868
Tsuruha Holdings, Inc.	11,700	666,590
TV Asahi Corp.	6,300	70,766
Uacj Corp.	9,300	157,784
Ube Corp.	28,600	447,803
Ulvac, Inc.	13,900	524,891
Union Tool Co.	2,600	66,123
United Arrows Ltd.	5,800	76,826
United Super Markets Holdings, Inc.	15,800	127,993
United Urban Investment Corp.	875	953,842
Universal Entertainment Corp. (a)	7,200	78,352
USEN-NEXT HOLDINGS Co. Ltd.	4,300	67,340
Ushio, Inc.	24,200	334,593
UT Group Co. Ltd.	8,400	163,585
Valor Holdings Co. Ltd.	10,400	146,645
ValueCommerce Co. Ltd.	4,600	95,721
Vector, Inc.	8,400	76,670
Vision, Inc. (a)	10,700	93,865
Visional, Inc. (a)	4,800	262,887
VT Holdings Co. Ltd.	20,900	76,171
Wacoal Holdings Corp.	12,600	204,353
Wacom Co. Ltd.	44,200	289,991
Wakita & Co. Ltd.	9,900	82,060
WDB Holdings Co. Ltd.	2,500	47,929
WealthNavi, Inc. (a)(c)	8,400	133,783
Weathernews, Inc.	1,700	99,294
West Holdings Corp.	6,800	209,454
Workman Co. Ltd.	6,100	293,062
YA-MAN Ltd.	8,800	102,763
YAMABIKO Corp.	9,800	89,003
Yamada Holdings Co. Ltd.	214,600	774,788
Yamaguchi Financial Group, Inc.	55,700	315,311
Yamato Kogyo Co. Ltd.	12,000	410,351
Yamazaki Baking Co. Ltd.	35,800	432,233
Yamazen Co. Ltd.	15,300	115,682
Yaoko Co. Ltd.	5,300	257,748
Yellow Hat Ltd.	9,300	121,670
Yodogawa Steel Works Ltd.	5,600	100,459
Yokogawa Bridge Holdings Corp.	9,400	135,846
Yokohama Rubber Co. Ltd.	34,800	509,730
Yokorei Co. Ltd.	13,100	89,352
Yokowo Co. Ltd.	5,300	78,408
YONEX Co. Ltd.	18,100	162,136
Yoshinoya Holdings Co. Ltd.	19,200	372,202
Yuasa Trading Co. Ltd.	4,800	130,344
Yurtec Corp.	10,300	56,356
Zenkoku Hosho Co. Ltd.	15,200	517,119
Zenrin Co. Ltd.	9,100	63,287
Zensho Holdings Co. Ltd.	27,500	728,064
Zeon Corp.	38,400	389,921
ZERIA Pharmaceutical Co. Ltd.	7,000	115,159
Zojirushi Thermos	9,700	107,685
Zuken, Inc.	4,400	112,319
TOTAL JAPAN		226,476,400
Liechtenstein - 0.0%
Implantica AG SDR (a)	9,842	38,740
Luxembourg - 0.8%
ADLER Group SA (c)(d)	20,748	73,201
Aperam SA	15,261	494,753
B&M European Value Retail SA	281,484	1,454,463
B&S Group SARL (d)	8,350	43,353
Grand City Properties SA	30,797	418,947
InPost SA (a)	66,394	436,463
Millicom International Cellular SA (depository receipt) (a)	51,188	802,158
SES SA (France) (depositary receipt)	113,477	854,303
Shurgard Self Storage Europe SARL	7,965	409,474
Solutions 30 SE (a)	25,141	84,846
Stabilus Se	7,294	409,270
Subsea 7 SA	70,923	637,090
Tonies SE (a)(c)	12,350	63,112
TOTAL LUXEMBOURG		6,181,433
Malta - 0.1%
Kambi Group PLC (a)(c)	7,397	133,023
Kindred Group PLC (depositary receipt)	68,108	597,827
Media and Games Invest PLC (a)(c)	33,055	80,237
TOTAL MALTA		811,087
Marshall Islands - 0.0%
Atlas Corp.	25,396	296,625
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,894,100	356,640
Netherlands - 2.0%
Aalberts Industries NV	29,431	1,254,334
Alfen Beheer BV (a)(d)	6,422	745,297
AMG Advanced Metallurgical Group NV	8,119	226,204
Arcadis NV	21,385	785,961
Ariston Holding NV	24,724	204,680
ASR Nederland NV	40,866	1,699,921
Basic-Fit NV (a)(d)	15,621	630,316
BE Semiconductor Industries NV	20,919	1,115,195
Boskalis Westminster	22,957	752,230
Brunel International NV	5,884	66,512
Cementir SpA	14,197	91,994
CM.com NV (a)(c)	3,974	47,765
Corbion NV	17,528	607,301
COSMO Pharmaceuticals NV	2,586	138,558
CureVac NV (a)(c)	16,736	223,392
Ebusco Holding NV (c)	4,328	103,597
Eurocommercial Properties NV	12,533	282,574
Fastned BV unit (a)(c)	1,186	34,231
Flow Traders BV (d)	9,570	208,336
Fugro NV (Certificaten Van Aandelen) (a)	28,942	342,834
Intertrust NV (a)(d)	26,815	528,941
Koninklijke BAM Groep NV (a)	79,293	192,392
Koninklijke Vopak NV	20,426	472,433
Meltwater Holding BV (a)	38,845	50,239
MFE-MediaForEurope NV (c)	85,019	54,482
MFE-MediaForEurope NV Class A	295,121	132,113
NSI NV	5,895	190,992
NSI NV (e)	5,895	6,266
Pharming Group NV (a)	193,892	151,003
PostNL NV (c)	105,776	277,298
RHI Magnesita NV	7,526	206,399
SBM Offshore NV	40,029	556,807
Signify NV (d)	37,956	1,225,081
Sligro Food Group NV (a)	6,572	130,308
Technip Energies NV	39,894	470,120
TKH Group NV (depositary receipt)	11,879	486,123
TomTom Group BV (a)	21,783	195,806
Van Lanschot Kempen NV (Bearer)	9,103	207,938
VastNed Retail NV	3,044	73,734
Wereldhave NV	9,609	145,153
TOTAL NETHERLANDS		15,314,860
New Zealand - 1.1%
Air New Zealand Ltd. (a)	502,880	193,638
Argosy Property Ltd.	228,551	188,092
Chorus Ltd.	133,542	672,105
Contact Energy Ltd.	230,242	1,110,722
Fletcher Building Ltd.	239,639	779,677
Genesis Energy Ltd.	152,274	276,140
Goodman Property Trust	291,889	400,891
Infratil Ltd.	214,181	1,130,924
Kiwi Property Group Ltd.	455,471	292,434
Oceania Healthcare Ltd.	216,936	128,694
Precinct Properties New Zealand Ltd.	364,707	326,411
Pushpay Holdings Ltd. (a)	317,876	259,069
Ryman Healthcare Ltd.	125,554	734,389
SKYCITY Entertainment Group Ltd.	224,222	391,653
Summerset Group Holdings Ltd.	67,875	457,563
Synlait Milk Ltd. (a)	25,160	50,765
The a2 Milk Co. Ltd. (a)	219,857	690,835
The Warehouse Group Ltd.	35,005	71,659
Vulcan Steel Ltd.	15,459	94,880
TOTAL NEW ZEALAND		8,250,541
Norway - 1.9%
Aker ASA (A Shares)	6,593	509,562
Aker Carbon Capture A/S (a)	99,070	219,869
Aker Horizons Holding ASA (a)(c)	69,387	127,465
Aker Solutions ASA	72,162	223,091
Atea ASA	24,697	301,012
Austevoll Seafood ASA	26,872	329,745
BEWi ASA	13,982	98,517
Bonheur A/S	6,345	253,075
Borregaard ASA	26,619	476,466
Crayon Group Holding A/S (a)(d)	20,699	330,881
DNO ASA (A Shares)	130,832	186,669
Elkem ASA (d)	94,282	385,513
Elopak ASA	35,337	67,127
Entra ASA (d)	18,927	263,977
Europris ASA (d)	46,423	273,780
Grieg Seafood ASA	13,563	206,986
Hexagon Composites ASA (a)	35,718	119,071
Hexagon Purus Holding A/S (a)	22,484	64,578
Kahoot! A/S (a)(c)	79,840	189,499
Leroy Seafood Group ASA	79,366	619,976
LINK Mobility Group Holding ASA (a)	51,414	66,814
MPC Container Ships ASA	79,744	193,149
NEL ASA (a)	431,977	738,800
Nordic VLSI ASA (a)	46,408	806,670
Norway Royal Salmon ASA (a)	3,860	99,245
Norwegian Air Shuttle A/S (a)	194,216	188,206
Nykode Therapeutics A/S (a)	29,629	99,631
Protector Forsikring ASA	18,480	217,972
REC Silicon ASA (a)	81,652	153,334
Scatec Solar AS (d)	35,038	415,449
Schibsted ASA:
(A Shares)	19,486	364,716
(B Shares)	29,082	521,154
Selvaag Bolig ASA	12,680	53,658
Sparebank 1 Oestlandet	10,327	127,150
Sparebank 1 Sr Bank ASA (primary capital certificate)	52,880	623,173
Sparebanken Midt-Norge	38,315	490,776
Sparebanken Nord-Norge	28,451	275,234
Storebrand ASA (A Shares)	139,681	1,165,128
TGS ASA	34,733	514,252
Tomra Systems ASA	68,331	1,588,246
Veidekke ASA	31,775	327,116
Volue A/S (a)	14,309	36,124
Wallenius Wilhelmsen ASA	31,648	211,530
TOTAL NORWAY		14,524,386
Portugal - 0.3%
Altri SGPS SA	21,102	124,228
Banco Comercial Portugues SA (Reg.)	2,451,987	362,125
Corticeira Amorim SGPS SA	12,192	129,593
CTT Correios de Portugal SA	28,539	97,276
Greenvolt-Energias Renovaveis SA (a)	12,663	114,150
NOS SGPS	60,314	227,713
REN - Redes Energeticas Nacionais SGPS SA	117,255	331,359
Semapa Sociedade de Investimen	4,646	67,808
Sonae SGPS SA	264,290	299,831
The Navigator Co. SA	62,895	258,927
TOTAL PORTUGAL		2,013,010
Singapore - 2.3%
AEM Holdings Ltd.	78,200	247,667
AIMS APAC (REIT)	159,200	160,327
Ascendas India Trust	276,500	232,643
Ascott Residence Trust	582,300	494,497
Bumitama Agri Ltd.	108,900	47,300
CapitaRetail China Trust	347,300	297,104
CDL Hospitality Trusts unit	257,000	246,035
China Aviation Oil Singapore Corp. Ltd.	72,800	45,328
ComfortDelgro Corp. Ltd.	641,700	660,214
Cromwell European (REIT)	100,490	205,261
Digital Core (REIT)	235,100	204,848
ESR (REIT)	1,460,842	444,555
Far East Hospitality Trust unit	291,400	135,134
First Resources Ltd.	165,700	165,897
Frasers Centrepoint Trust	301,400	509,332
Frasers Hospitality Trust unit	227,200	114,264
Frasers Logistics & Industrial Trust	874,000	912,366
Frencken Group Ltd.	87,500	77,682
Haw Par Corp. Ltd.	35,700	284,577
Hutchison Port Holdings Trust	1,537,500	362,065
iFast Corp. Ltd.	43,400	132,640
Japfa Ltd.	122,400	51,818
Kenon Holdings Ltd.	5,544	236,494
Keppel (REIT)	548,000	440,574
Keppel DC (REIT)	405,800	608,441
Keppel Infrastructure Trust	1,029,000	436,776
Keppel Pacific Oak U.S. (REIT)	256,600	179,750
Lendlease Global Commercial (REIT)	498,316	301,656
Manulife U.S. REIT	488,300	283,413
Mapletree Greater China Commercial Trust (b)	684,437	594,559
Mapletree Industrial (REIT)	591,018	1,160,905
Maxeon Solar Technologies Ltd. (a)(c)	7,082	122,165
Nanofilm Technologies International Ltd.	77,800	113,516
NetLink NBN Trust	806,300	560,646
Olam Group Ltd.	282,300	332,486
OUE Commercial (REIT)	650,600	181,319
Oue Ltd.	91,600	86,909
Parkway Life REIT	115,900	402,049
Prime U.S. (REIT)	187,313	131,199
Raffles Medical Group Ltd.	245,100	204,158
Riverstone Holdings Ltd.	129,000	72,960
Sasseur (REIT)	160,700	91,974
SATS Ltd. (a)	201,200	580,029
Sembcorp Industries Ltd.	290,600	613,132
Sembcorp Marine Ltd. (a)	5,087,800	401,880
Sheng Siong Group Ltd.	197,900	229,239
SIA Engineering Co. Ltd. (a)	83,700	146,893
Silverlake Axis Ltd. Class A	209,700	60,958
Singapore Post Ltd.	444,300	204,610
SPH REIT	617,500	422,660
Starhill Global (REIT)	432,531	186,630
StarHub Ltd.	182,300	165,065
Straits Trading Co. Ltd.	39,700	84,524
Suntec (REIT)	681,000	795,400
The Hour Glass Ltd.	73,300	118,017
Yangzijiang Financial Holding Ltd. (a)	711,500	204,465
Yangzijiang Shipbuilding Holdings Ltd.	763,600	514,823
Yanlord Land Group Ltd.	174,900	130,696
TOTAL SINGAPORE		17,432,524
Spain - 1.7%
Acerinox SA	60,041	582,844
Almirall SA	21,763	209,417
Applus Services SA	42,036	305,251
Atresmedia Corporacion de Medios de Comunicacion SA	26,238	80,450
Audax Renovables SA (c)	40,300	44,072
Banco de Sabadell SA	1,641,285	1,047,751
Bankinter SA	199,428	979,177
Cie Automotive SA	14,578	381,128
Compania de Distribucion Integral Logista Holdings SA	19,635	404,169
Construcciones y Auxiliar de Ferrocarriles	5,611	165,733
Corporacion Financiera Alba SA	5,217	274,600
Distribuidora Internacional de Alimentacion SA (a)	4,187,663	56,068
Ebro Foods SA	20,646	343,106
eDreams ODIGEO SA (a)	18,760	98,744
Ence Energia y Celulosa SA	40,449	133,283
Faes Farma SA	91,676	390,718
Fluidra SA	28,204	523,767
Gestamp Automocion SA (d)	51,286	196,563
Global Dominion Access SA (d)	23,552	94,480
Grenergy Renovables SA (a)	3,326	131,350
Grupo Catalana Occidente SA	12,475	370,390
Indra Sistemas SA	41,734	379,623
Inmobiliaria Colonial SA	86,603	572,234
Laboratorios Farmaceuticos ROVI SA	5,781	301,332
Lar Espana Real Estate Socimi SA	15,825	77,392
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	194,402	215,180
MAPFRE SA (Reg.)	272,362	438,429
Melia Hotels International SA (a)	36,190	227,106
Merlin Properties Socimi SA	96,823	1,036,090
Miquel y Costas & Miquel SA	4,055	52,220
Neinor Homes SLU (d)	8,249	88,693
Pharma Mar SA	4,319	265,384
Prosegur Cash SA (d)	87,571	63,636
Prosegur Compania de Seguridad SA (Reg.)	55,991	99,573
Sacyr SA	107,871	245,857
Solaria Energia y Medio Ambiente SA (a)	22,135	508,341
Soltec Power Holdings SA (a)(c)	10,236	50,928
Talgo SA (d)	20,400	60,464
Tecnicas Reunidas SA (a)(c)	9,954	65,822
Unicaja Banco SA (d)	430,006	371,147
Viscofan Envolturas Celulosicas SA	11,698	680,293
TOTAL SPAIN		12,612,805
Sweden - 5.7%
AAK AB	53,650	935,504
AcadeMedia AB (d)	25,621	126,312
Addlife AB	33,120	566,764
AddTech AB (B Shares)	76,915	1,309,391
AFRY AB (B Shares)	27,412	417,025
Alimak Group AB (d)	10,446	92,822
Ambea AB (d)	21,190	104,259
Arjo AB	63,870	350,078
Atrium Ljungberg AB (B Shares)	13,572	201,399
Attendo AB (a)(d)	31,314	76,111
Avanza Bank Holding AB	36,841	707,296
Axfood AB	31,681	1,005,093
Beijer Alma AB (B Shares)	13,470	269,739
Beijer Ref AB (B Shares)	73,347	1,159,873
Betsson AB (B Shares) (a)	33,840	233,599
BHG Group AB (a)	29,045	98,835
BICO Group AB (a)(c)	12,137	47,845
Bilia AB (A Shares)	21,221	298,408
Billerud AB	70,063	900,073
BioArctic AB (a)(d)	9,666	104,439
BioGaia AB	25,799	242,702
Biotage AB (A Shares)	19,507	427,679
Bonava AB	23,345	87,111
Boozt AB (a)(c)(d)	15,532	109,052
Bravida Holding AB (d)	60,225	607,453
Bufab AB	7,868	236,144
Bure Equity AB	16,398	434,388
Calliditas Therapeutics AB (a)(c)	9,075	85,372
Camurus AB (a)	9,028	204,685
Cary Group AB	23,468	146,297
Castellum AB	73,907	1,180,365
Catena AB	9,169	419,373
Cellavision AB	4,629	166,262
Cibus Nordic Real Estate AB	13,053	233,580
Cint Group AB (a)	43,914	307,029
Clas Ohlson AB (B Shares)	11,775	133,251
Cloetta AB	58,778	117,415
Collector AB (a)(c)	17,983	62,431
Coor Service Management Holding AB (d)	28,271	233,547
Corem Property Group AB	165,710	222,421
Creades AB (A Shares)	16,527	151,817
Dios Fastigheter AB	25,610	201,610
Dometic Group AB (d)	91,119	614,203
Duni AB (a)	9,772	93,275
Dustin Group AB (d)	21,866	148,682
Electrolux Professional AB	70,180	428,862
Elekta AB (B Shares)	108,992	783,800
Fabege AB	78,467	801,873
Fagerhult AB	26,060	141,555
Fingerprint Cards AB (a)(c)	81,888	72,281
Fortnox AB	144,208	815,535
Garo AB	9,645	167,992
Granges AB	31,240	288,662
Hemnet Group AB	11,503	173,866
Hexatronic Group AB	47,301	569,025
HEXPOL AB (B Shares)	78,125	811,063
HMS Networks AB	8,466	402,381
Hufvudstaden AB (A Shares)	33,461	460,648
Humble Group AB (a)	47,226	75,982
Instalco AB	53,553	263,649
Intrum AB	21,615	460,496
Investment AB Oresund	8,125	88,908
INVISIO AB	11,682	190,596
Inwido AB	17,388	210,288
JM AB (B Shares)	15,725	290,447
K-Fast Holding AB (a)	18,263	52,153
Karo Pharma AB (a)	20,578	102,868
Know IT AB	7,690	226,412
LeoVegas AB (d)	22,908	136,945
Lime Technologies AB	3,123	89,552
Lindab International AB	22,280	388,281
Loomis AB (B Shares)	22,295	626,143
Mekonomen AB	11,587	135,799
MIPS AB	7,738	411,183
Modern Times Group MTG AB (B Shares)	29,204	301,173
Munters Group AB (d)	37,912	281,480
Mycronic AB	21,777	319,298
NCC AB (B Shares)	24,091	249,392
New Wave Group AB (B Shares)	12,581	192,141
Nobia AB	38,785	112,284
Nolato AB (B Shares)	60,631	363,946
Nordnet AB	40,692	544,378
Note AB (a)	5,123	104,656
Nyfosa AB	48,084	446,668
OX2 AB (a)	24,424	239,380
Pandox AB (a)	27,733	404,989
Paradox Interactive AB	9,499	167,739
Peab AB	54,198	368,531
Platzer Fastigheter Holding AB	17,889	152,798
PowerCell Sweden AB (a)	14,022	250,023
Ratos AB (B Shares)	60,171	300,435
Re:NewCell AB (a)	5,328	55,575
Resurs Holding AB (d)	38,867	90,645
RVRC Holding AB	11,614	52,526
Saab AB (B Shares)	21,699	782,789
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (c)	310,298	572,980
(D Shares)	48,104	92,116
Scandic Hotels Group AB (a)(d)	45,529	185,571
Sdiptech AB (a)	8,759	243,234
Sectra AB (B Shares)	40,021	732,115
Sedana Medical AB (a)(c)	21,402	58,253
SkiStar AB	12,308	190,757
SSAB AB:
(A Shares)	74,524	358,386
(B Shares)	186,062	848,449
Stillfront Group AB (a)	134,320	349,209
Storskogen Group AB	407,076	540,781
Storytel AB (a)(c)	12,002	67,674
Surgical Science Sweden AB (a)	9,900	153,339
Svolder AB (B Shares)	27,566	178,354
Sweco AB (B Shares)	63,933	710,912
Swedencare AB	25,388	177,777
Synsam Holding AB	13,194	81,276
Thule Group AB (d)	30,940	892,682
Trelleborg AB (B Shares)	71,421	1,745,078
Troax Group AB	11,664	246,773
Truecaller AB (B Shares)	19,146	148,952
Vestum AB (a)	42,443	66,675
Viaplay Group AB (B Shares) (a)	21,769	642,646
Vimian Group AB (a)(c)	38,091	148,583
Vitec Software Group AB	8,552	392,667
Vitrolife AB	18,005	584,681
VNV Global AB (a)	29,842	83,927
Volati AB	6,951	98,086
Wallenstam AB (B Shares)	105,005	535,244
Wihlborgs Fastigheter AB	82,064	695,293
XANO Industri AB	4,456	54,723
Xvivo Perfusion AB (a)	6,609	149,256
TOTAL SWEDEN		43,345,549
Switzerland - 4.7%
Allreal Holding AG	4,428	730,363
ALSO Holding AG	1,905	351,440
ams-OSRAM AG (a)	78,015	639,463
APG SGA SA	396	75,510
Arbonia AG	15,616	221,152
Aryzta AG (a)	276,408	314,493
Autoneum Holding AG	835	96,496
Banque Cantonale Vaudoise	8,920	828,885
Basilea Pharmaceutica AG (a)	3,444	159,382
Belimo Holding AG (Reg.)	2,911	1,188,132
Bell Food Group AG	654	174,519
BKW AG	6,220	705,741
Bobst Group SA	2,463	201,832
Bossard Holding AG	1,663	369,517
Bucher Industries AG	1,969	752,144
Burckhardt Compression Holding AG	904	406,959
Burkhalter Holding AG	1,816	142,708
Bystronic AG	409	302,072
Cembra Money Bank AG	8,862	641,945
COLTENE Holding AG	772	75,185
Comet Holding AG	2,297	420,861
Daetwyler Holdings AG	2,237	542,887
DKSH Holding AG	10,577	866,740
Dorma Kaba Holding AG	867	411,708
Dottikon ES Holding AG (a)	837	204,886
Dufry AG (a)	21,480	808,761
EFG International	26,534	206,284
Emmi AG	633	628,445
Flughafen Zuerich AG (a)	5,914	979,816
Forbo Holding AG (Reg.)	292	391,440
Galenica AG (d)	14,760	1,166,875
Georg Fischer AG (Reg.)	23,417	1,423,201
Gurit-Heberlein AG (Bearer) (c)	979	118,692
Helvetia Holding AG (Reg.)	10,972	1,251,835
Huber+Suhner AG	4,776	428,001
Idorsia Ltd. (a)(c)	34,010	414,473
Implenia AG (a)	3,825	100,864
INFICON Holding AG	506	420,493
Interroll Holding AG	189	497,395
Intershop Holding AG	340	228,607
Kardex AG	1,818	362,893
Komax Holding AG (Reg.)	1,073	289,711
Landis+Gyr Group AG	6,404	420,833
LEM Holding SA	169	335,568
Leonteq AG	2,831	168,340
Medacta Group SA (d)	2,086	206,222
Medartis Holding AG (a)(d)	1,236	109,855
Medmix AG (d)	7,393	166,990
Metall Zug AG	56	113,253
Meyer Burger Technology AG (a)	706,468	417,490
Mobilezone Holding AG	12,754	226,982
Mobimo Holding AG	2,168	556,890
Molecular Partners AG (a)	5,937	37,985
Montana Aerospace AG (a)(d)	5,871	116,698
OC Oerlikon Corp. AG (Reg.)	54,940	423,370
Orior AG	1,947	166,503
Peach Property Group AG	2,724	98,875
PolyPeptide Group AG (d)	4,388	207,449
PSP Swiss Property AG	13,303	1,587,667
Rieter Holding AG (Reg.)	675	76,304
Schweiter Technologies AG	294	332,346
Sensirion Holding AG (a)(d)	2,763	319,305
SFS Group AG	5,556	609,388
Siegfried Holding AG	1,170	862,888
Sig Group AG	84,088	2,185,572
Softwareone Holding AG	28,024	378,914
St.Galler Kantonalbank AG	883	420,233
Stadler Rail AG (c)	14,776	477,191
Sulzer AG (Reg.)	5,557	370,720
Swiss Steel Holding AG (a)	234,259	65,957
Swissquote Group Holding SA	2,939	355,082
Tecan Group AG	3,748	1,324,607
TX Group AG	792	103,509
u-blox Holding AG	2,013	234,746
V-ZUG Holding AG (a)	654	53,386
Valiant Holding AG	4,656	418,715
Valora Holding AG	1,113	304,018
Vetropack Holding AG	3,571	141,437
Vontobel Holdings AG	8,393	551,098
Ypsomed Holding AG	1,122	158,896
Zehnder Group AG	2,858	184,058
Zur Rose Group AG (a)(c)	2,873	204,945
TOTAL SWITZERLAND		36,037,091
United Kingdom - 14.9%
A.G. Barr PLC	28,549	188,089
Abcam PLC (a)	64,260	960,360
Advanced Medical Solutions Group PLC	64,413	219,638
Airtel Africa PLC (d)	277,987	537,590
AJ Bell PLC	90,395	345,220
Alliance Pharma PLC	153,037	181,337
Alpha FX Group PLC	9,175	203,354
Alphawave IP Group PLC (a)	78,814	129,189
AO World PLC (a)	92,543	48,934
Argo Blockchain PLC (a)	142,237	64,823
Ascential PLC (a)	129,562	460,719
Ashmore Group PLC	136,294	358,182
ASOS PLC (a)	20,582	260,924
Assura PLC	870,256	728,081
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	20,693	120,556
Auction Technology Group PLC (a)	26,566	321,580
Avacta Group PLC (a)(c)	75,885	101,654
Avast PLC (d)	214,669	1,215,621
Avon Protection PLC	8,978	116,113
Babcock International Group PLC (a)	74,175	309,291
Bakkavor Group PLC (d)	53,067	56,482
Balfour Beatty PLC	188,537	644,259
Bank of Georgia Group PLC	10,718	196,569
Beazley PLC	180,036	1,188,323
Bellway PLC	36,546	1,088,610
Biffa PLC (d)	90,341	399,803
Big Yellow Group PLC	51,087	886,546
Bodycote PLC	56,436	412,023
Brewin Dolphin Holding PLC	80,889	504,354
Bridgepoint Group Holdings Ltd. (d)	194,452	603,849
Britvic PLC	79,473	832,811
Bytes Technology Group PLC	63,515	348,997
Capita Group PLC (a)	495,625	173,104
Capital & Counties Properties PLC	202,069	365,920
Capricorn Energy PLC (a)	96,725	258,906
Carnival PLC (a)	44,304	357,246
Central Asia Metals PLC	52,644	159,954
Centrica PLC (a)	1,717,956	1,834,795
Ceres Power Holdings PLC (a)	36,990	272,261
Chemring Group PLC	83,481	351,755
Cineworld Group PLC (a)(c)	284,834	80,058
Civitas Social Housing PLC	182,609	184,132
Clarkson PLC	8,096	338,667
Close Brothers Group PLC	44,452	600,883
CLS Holdings PLC	53,930	132,994
CMC Markets PLC (d)	39,075	122,533
Coats Group PLC	427,799	385,000
Computacenter PLC	23,629	747,009
ContourGlobal PLC (d)	58,667	183,613
ConvaTec Group PLC (d)	476,729	1,324,839
Countryside Partnerships PLC (a)(d)	143,122	505,801
Craneware PLC	7,876	180,318
Cranswick PLC	15,687	638,061
Crest Nicholson Holdings PLC	76,601	257,093
Currys PLC	319,693	259,289
Custodian (REIT) PLC	124,569	165,050
CVS Group PLC	20,939	438,337
Darktrace PLC (a)	62,650	286,031
Dechra Pharmaceuticals PLC	31,226	1,400,916
Deliveroo PLC Class A (a)(d)	261,710	288,879
Derwent London PLC	29,333	1,024,499
Diploma PLC	36,851	1,233,224
Direct Line Insurance Group PLC	393,330	986,734
Diversified Gas & Oil PLC	250,359	377,145
Domino's Pizza UK & IRL PLC	119,068	414,123
Dr. Martens Ltd.	177,172	560,113
Drax Group PLC	100,366	958,861
DS Smith PLC	402,990	1,429,097
Dunelm Group PLC	32,869	340,437
easyJet PLC (a)	89,609	435,849
Elementis PLC (a)	173,672	230,533
EMIS Group PLC	16,761	373,531
Empiric Student Property PLC	179,786	197,049
Energean PLC (a)	36,750	513,778
EnQuest PLC (a)	449,318	157,588
Ergomed PLC (a)	11,720	172,128
Essentra PLC	88,876	268,418
Euromoney Institutional Invest	32,173	568,114
FD Technologies PLC (a)	7,062	168,218
Ferrexpo PLC	87,750	158,263
Fever-Tree Drinks PLC	31,045	405,287
Firstgroup PLC (c)	220,739	358,869
Forterra PLC (d)	66,177	237,339
Frasers Group PLC (a)	51,813	565,672
Frontier Developments PLC (a)(c)	6,915	130,527
Future PLC	33,921	755,128
Games Workshop Group PLC	9,687	913,664
Gamma Communications PLC	24,076	324,863
GB Group PLC	70,695	435,627
Genuit Group PLC	73,130	377,605
Genus PLC	19,402	670,556
Grainger Trust PLC	219,290	791,006
Great Portland Estates PLC	61,878	466,824
Greatland Gold PLC (a)	1,207,863	186,809
Greggs PLC	30,169	749,492
Halfords Group PLC	65,113	136,466
Hammerson PLC	974,613	296,602
Harbour Energy PLC	136,996	610,945
Hays PLC	493,710	768,986
Helical PLC	32,816	155,857
Helios Towers PLC (a)	215,349	378,430
Hill & Smith Holdings PLC	23,577	377,851
Hochschild Mining PLC	91,103	89,866
Home (REIT) PLC	235,236	340,900
HomeServe PLC	89,528	1,283,250
Hotel Chocolat Group Ltd. (a)	17,832	29,968
Howden Joinery Group PLC	172,431	1,420,348
Hunting PLC	41,592	109,406
Ibstock PLC (d)	120,016	299,619
IG Group Holdings PLC	121,290	1,175,747
IMI PLC	75,717	1,230,979
Impact Healthcare REIT PLC	90,807	130,048
Impax Asset Management Group PLC	25,712	224,508
Inchcape PLC	112,951	1,156,122
Indivior PLC (a)	207,647	812,227
IntegraFin Holdings PLC	87,624	291,954
Intermediate Capital Group PLC	82,868	1,535,447
Investec PLC	205,730	1,112,138
IP Group PLC	302,959	318,398
ITM Power PLC (a)(c)	126,676	328,587
ITV PLC	1,070,756	958,937
J.D. Wetherspoon PLC (a)	28,741	194,779
Jet2 PLC (a)	47,665	532,054
John Menzies PLC (a)	20,513	151,383
John Wood Group PLC (a)	204,571	391,004
Johnson Service Group PLC (a)	132,629	183,159
Judges Scientific PLC	1,602	166,218
Jupiter Fund Management PLC	129,663	198,011
Just Group PLC	304,637	264,143
Kainos Group PLC	23,707	394,081
Keller Group PLC	21,633	209,177
Keywords Studios PLC	21,414	655,600
Kier Group PLC (a)	130,511	121,427
Learning Technologies Group PLC	176,326	285,591
Liontrust Asset Management PLC	18,289	231,632
Londonmetric Properity PLC	271,511	827,938
Luceco PLC (d)	25,352	33,776
LXI REIT PLC	346,035	625,360
Marks & Spencer Group PLC (a)	579,188	997,697
Marlowe PLC (a)	23,849	231,766
Marshalls PLC	63,585	383,297
Marston's PLC (a)	186,307	108,315
Mediclinic International PLC (London)	119,473	705,647
Meggitt PLC (a)	231,082	2,223,145
Micro Focus International PLC	99,185	345,523
Mitchells & Butlers PLC (a)	65,872	139,019
Mitie Group PLC	419,883	400,374
Moneysupermarket.com Group PLC	158,084	391,960
Moonpig Group PLC (a)	66,249	167,488
Morgan Advanced Materials PLC	83,863	325,279
Morgan Sindall PLC	12,268	302,534
National Express Group PLC Class L (a)	154,018	344,741
NCC Group Ltd.	90,443	245,065
Network International Holdings PLC (a)(d)	148,798	363,862
Next Fifteen Communications Group PLC	24,348	303,626
Ninety One PLC	119,229	297,944
Numis Corp. PLC	17,746	55,865
On The Beach Group PLC (a)(d)	50,265	67,946
OSB Group PLC	132,575	850,033
Oxford BioMedica PLC (a)	20,091	118,175
Oxford Nanopore Technologies Ltd.	96,962	376,086
Pagegroup PLC	97,085	541,257
Pan African Resources PLC	597,734	147,768
Pantheon Resources PLC (a)(c)	212,515	302,797
Paragon Banking Group PLC	72,389	471,631
Pennon Group PLC	77,568	948,402
Pets At Home Group PLC	147,686	589,915
Polar Capital Holdings PLC	20,883	123,978
Premier Foods PLC	189,047	267,978
Primary Health Properties PLC	374,574	673,287
Provident Financial PLC	71,881	169,383
PZ Cussons PLC Class L	70,426	180,535
QinetiQ Group PLC	170,747	791,819
Quilter PLC (d)	394,570	504,533
Rank Group PLC (a)	61,199	67,075
Rathbone Brothers PLC	17,399	383,512
Reach PLC	88,940	104,683
Redde Northgate PLC	68,742	307,230
Redrow PLC	88,659	622,981
Renewi PLC (a)	23,375	216,058
Renishaw PLC	10,774	569,171
Restore PLC	36,729	201,279
Rightmove PLC	250,443	1,957,908
Rotork PLC	248,348	786,339
Royal Mail PLC	229,425	790,126
RS GROUP PLC	135,913	1,709,768
RWS Holdings PLC	91,912	429,141
S4 Capital PLC (a)	81,495	125,544
Sabre Insurance Group PLC (d)	74,557	99,330
Safestore Holdings PLC	62,344	865,517
Saga PLC (a)	30,971	59,592
Savills PLC	42,636	617,873
Senior Engineering Group PLC (a)	122,077	215,862
Serco Group PLC	359,458	824,279
Serica Energy PLC	60,286	277,881
Shaftesbury PLC	55,616	340,000
SIG PLC (a)	210,636	93,371
Smart Metering Systems PLC	37,195	425,783
Softcat PLC	38,270	650,143
Solgold PLC (a)	339,610	105,049
Spectris PLC	32,369	1,225,536
Spire Healthcare Group PLC (a)(d)	83,463	241,398
Spirent Communications PLC	179,891	617,343
SSP Group PLC (a)	235,431	729,098
SThree PLC	37,654	172,644
Supermarket Income (REIT) PLC	291,172	457,420
Synthomer PLC	110,159	313,110
Target Healthcare (REIT) PLC	184,828	258,846
Tate & Lyle PLC	118,944	1,162,856
TBC Bank Group PLC	12,338	207,348
Team17 Group PLC (a)	32,178	172,420
Telecom Plus PLC	18,653	511,102
The Go-Ahead Group PLC (a)	12,223	220,598
The Gym Group PLC (a)(d)	46,622	100,835
The PRS REIT PLC	155,922	208,870
The Restaurant Group PLC (a)	224,723	138,613
The Weir Group PLC	75,977	1,545,164
THG PLC (a)	215,623	179,766
TI Fluid Systems PLC (d)	100,763	214,496
TORM PLC (a)	8,383	136,847
Trainline PLC (a)(d)	142,126	685,747
Travis Perkins PLC	63,611	815,711
Tritax Big Box REIT PLC	548,281	1,316,698
Trustpilot Group PLC (a)(d)	66,086	61,567
Tullow Oil PLC (a)(c)	341,872	213,995
Tyman PLC	57,083	183,521
Ultra Electronics Holdings PLC	21,076	898,322
Unite Group PLC	98,598	1,398,846
Urban Logistics REIT PLC	138,077	298,467
Vesuvius PLC	64,589	283,006
Victoria PLC (a)(c)	19,196	86,962
Victrex PLC	25,765	604,941
Virgin Money UK PLC	383,783	669,275
Vistry Group PLC	65,751	737,860
Volex PLC	35,455	135,792
Volution Group PLC	58,135	294,869
Warehouse (REIT) PLC	118,091	217,155
Watkin Jones PLC	68,693	184,040
WH Smith PLC (a)	38,705	680,393
Wickes Group PLC	77,355	128,399
Wincanton PLC	37,210	171,062
Workspace Group PLC	42,249	302,274
YouGov PLC	31,236	416,529
Young & Co.'s Brewery PLC Class A	6,771	102,247
TOTAL UNITED KINGDOM		113,309,367
United States of America - 0.1%
5E Advanced Materials, Inc. unit (a)	76,056	124,250
Coronado Global Resources, Inc. unit (d)	222,343	221,193
Fiverr International Ltd. (a)(c)	9,211	295,489
Nano-X Imaging Ltd. (a)(c)	10,513	126,577
TDCX, Inc. ADR	6,405	50,343
TOTAL UNITED STATES OF AMERICA		817,852
TOTAL COMMON STOCKS (Cost $955,935,892)		753,103,331

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,635	137,887
Einhell Germany AG	502	69,983
Fuchs Petrolub AG	20,637	616,731
Jungheinrich AG	14,144	382,502
Sixt SE Preference Shares	4,849	340,472
Sto SE & Co. KGaA	762	117,911
TOTAL GERMANY		1,665,486
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	12,641	178,809
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,541,424)		1,844,295

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (g) (Cost $496,997)	500,000	493,121

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	2,294,712	2,295,171
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	17,881,357	17,883,145
TOTAL MONEY MARKET FUNDS (Cost $20,178,317)		20,178,316

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $979,152,630)	775,619,063
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(12,623,901)
NET ASSETS - 100.0%	762,995,162

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	100	Sep 2022	9,760,500	441,957	441,957

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,402,070 or 4.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $456,630.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	93,755	184,356,416	182,155,000	7,367	-	-	2,295,171	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	14,261,475	59,649,620	56,027,950	608,586	-	-	17,883,145	0.0%
Total	14,355,230	244,006,036	238,182,950	615,953	-	-	20,178,316

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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